Schedule of Investments
ARIZONA TAX-EXEMPT FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 95.1%
Arizona – 95.1%
Arizona Board of Regents Refunding COPS, University of Arizona Project,
5.00%, 6/1/28	$400	$507
Arizona Board of Regents Revenue Bonds, Series B,
5.00%, 7/1/43	1,000	1,287
Arizona Board of Regents Revenue Refunding Bonds, Series C, Arizona State University,
5.00%, 7/1/38	1,000	1,329
Arizona Board of Regents State University System Revenue Bonds, Series A,
5.00%, 7/1/31	550	619
5.00%, 7/1/34	750	844
5.00%, 7/1/35	750	844
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,
5.00%, 7/1/35	1,000	1,168
5.00%, 7/1/41	1,000	1,166
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/31	1,000	1,234
5.00%, 7/1/36	495	604
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/32	1,500	1,748
5.00%, 6/1/41	1,000	1,322
Arizona Board of Regents University System Revenue Refunding Bonds,
5.00%, 6/1/33	1,710	2,051
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
5.00%, 2/1/24	200	224
Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health, Prerefunded,
4.00%, 1/1/22(1)	3,500	3,568
Arizona State Health Facilities Authority Revenue Refunding Bonds, Series A, Banner Health Obligation,
5.00%, 1/1/22	175	179
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	$1,030	$1,092
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 11/1/29	1,000	1,303
5.00%, 2/1/30	1,000	1,309
Arizona State Lottery Revenue Refunding Bonds,
5.00%, 7/1/21	2,165	2,165
5.00%, 7/1/28	390	501
Arizona State Refunding COPS, Series A,
5.00%, 10/1/29	200	263
Arizona State Transportation Board Revenue GARVEE Bonds, Series A,
5.00%, 7/1/23	1,000	1,095
Flagstaff G.O. Unlimited Bonds,
5.00%, 7/1/22	1,500	1,573
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	609
5.00%, 7/1/29	750	912
5.00%, 7/1/30	500	606
5.00%, 7/1/31	600	727
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	500	641
Glendale Union School District No.205 G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/23	525	575
Glendale Water & Sewer Subordinate Lien Revenue Bonds,
5.00%, 7/1/39	2,090	2,767
Goodyear G.O. Unlimited Refunding Bonds,
5.00%, 7/1/30	400	535
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	855	989

NORTHERN FUNDS QUARTERLY REPORT     1    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Goodyear Water & Sewer Subordinate Lien Obligations Revenue Bonds (AGM Insured), Prerefunded,
5.25%, 7/1/21(1)	$1,000	$1,000
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/33	300	365
4.00%, 7/1/36	425	513
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),
5.00%, 7/1/34	1,100	1,340
Maricopa County Elementary School District No. 25 Liberty G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 7/1/30	725	938
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/31	275	347
5.00%, 7/1/32	250	315
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
5.25%, 7/1/28(2)	940	1,035
5.50%, 7/1/29(2)	485	536
5.50%, 7/1/30(2)	375	415
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,210
Maricopa County Elementary School District No. 65 Littleton G.O. Unlimited Bonds, Series D (BAM Insured),
7/1/33(3)	600	732
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Maricopa County Elementary School District No. 66 Roosevelt G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 7/1/31	$400	$492
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	625	777
5.00%, 7/1/36	1,175	1,459
Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series D, Project of 2016,
5.00%, 7/1/28	1,850	2,367
Maricopa County Elementary School District No. 92 Pendergast G.O. Unlimited Bonds, Series E,
4.00%, 7/1/30	1,000	1,239
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series C,
4.00%, 7/1/37	380	456
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,628
5.00%, 7/1/47	1,000	1,249
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,
5.00%, 9/1/42	4,000	4,967
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,501
Maricopa County Industrial Development Authority Hospital Revenue Bonds, Series A, Honor Health,
3.00%, 9/1/51	2,000	2,150

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Maricopa County Kyrene Elementary School District No. 28 G.O. Unlimited Bonds, Series B, School Improvement Bonds Project of 2017,
4.00%, 7/1/37	$375	$451
Maricopa County School District No. 3 Tempe Elementary G.O. Limited Refunding Bonds,
4.00%, 7/1/23	680	731
Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,
5.00%, 7/1/26	2,250	2,732
Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),
5.00%, 7/1/31	1,575	1,981
4.00%, 7/1/37	500	586
Maricopa County Special Health Care District G.O. Unlimited Bonds,
5.00%, 7/1/28	550	701
5.00%, 7/1/32	1,000	1,251
5.00%, 7/1/35	1,000	1,244
4.00%, 7/1/38	2,500	2,907
Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/31	1,000	1,351
5.00%, 7/1/32	1,500	2,019
Maricopa County Unified High School District No. 216 Agua Fria G.O. Unlimited Bonds,
3.00%, 7/1/37	1,000	1,100
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	1,375	1,442
5.00%, 7/1/27	215	269
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, Project of 2018,
5.00%, 7/1/30	1,000	1,337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds,
4.00%, 7/1/28	$500	$606
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	655
5.00%, 7/1/29	650	809
5.00%, 7/1/31	500	617
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,
5.00%, 7/1/24	1,000	1,140
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C,
5.00%, 7/1/32	1,600	2,020
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series D,
4.00%, 7/1/31	525	652
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,
4.00%, 7/1/28	1,000	1,036
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,838
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	1,000	1,302
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,040
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/30	1,335	1,701

NORTHERN FUNDS QUARTERLY REPORT     3    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,
5.00%, 7/1/26	$400	$472
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds,
4.00%, 7/1/39	1,130	1,350
Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/37	650	766
Mesa G.O. Unlimited Refunding Bonds,
5.00%, 7/1/30	3,000	4,016
5.00%, 7/1/31	1,000	1,368
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,095
Mesa Utility System Revenue Bonds,
5.00%, 7/1/26	240	292
Mesa Utility System Revenue Bonds (BAM Insured),
5.00%, 7/1/23	1,000	1,095
Mesa Utility System Revenue Refunding Bonds, Series A,
5.00%, 7/1/21	1,220	1,220
Mesa Utility System Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	290	378
Mesa Utility System Revenue Refunding Bonds, Series C,
5.00%, 7/1/21	1,000	1,000
5.00%, 7/1/22	675	707
5.00%, 7/1/23	1,000	1,096
Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),
5.00%, 6/1/38	2,000	2,590
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,545	1,950
4.00%, 7/1/49	1,000	1,164
5.00%, 7/1/49	1,000	1,259
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	$4,000	$4,945
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	1,160	1,523
4.00%, 7/1/45	1,000	1,199
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/39	1,000	1,141
5.00%, 7/1/44	2,850	3,699
5.00%, 7/1/45	1,000	1,323
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/28	1,000	1,103
Phoenix G.O. Unlimited Refunding Bonds,
5.00%, 7/1/27	200	243
Pima County COPS,
5.00%, 12/1/22	650	695
Pima County COPS, Series B,
5.00%, 12/1/22	190	203
Pima County Metropolitan Domestic Water Improvement District Water Utility System Senior Lien Revenue Refunding Bonds,
4.00%, 1/1/25	715	801
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,095
Pima County Sewer System Revenue Bonds, Series B, Prerefunded,
5.00%, 7/1/21(1)	1,000	1,000
Pima County Unified School District No. 1 Tucson G.O. Limited Refunding Bonds,
5.00%, 7/1/26	330	398
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,100

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),
5.00%, 7/1/26	$1,685	$2,041
Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured),
4.00%, 7/1/29	675	761
Pima County Vail Unified School District No. 20 G.O. Limited Refunding Bonds (BAM Insured),
4.00%, 7/1/30	350	432
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,047
Prescott Valley Pledged Revenue Refunding Bonds, Series A,
5.00%, 1/1/23	750	802
5.00%, 1/1/24	700	778
5.00%, 1/1/25	625	718
Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,
5.00%, 8/1/47	2,540	2,753
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/31	1,000	1,256
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/36	1,105	1,285
Santa Cruz County Unified School District No. 35 G.O. Unlimited Bonds, Series A, Project of 2019 (AGM Insured),
5.00%, 7/1/28	500	634
Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,
5.00%, 7/1/24	100	114
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	3,431
Tempe G.O. Unlimited Bonds,
5.00%, 7/1/33	1,125	1,459
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.1%continued
Arizona – 95.1%continued
Tempe Water and Sewer Revenue Bonds,
5.00%, 7/1/41	$1,140	$1,510
Tucson G.O. Unlimited Bonds, Series A,
5.00%, 7/1/26	285	348
Tucson Water System Revenue Bonds, Prerefunded,
5.00%, 7/1/21(1)	1,825	1,825
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	517
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	2,450	2,617
4.00%, 8/1/43	1,000	1,156
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/31	1,000	1,263
		165,938
Total Municipal Bonds
(Cost $159,062)		165,938

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	3,895,557	$3,896
Total Investment Companies
(Cost $3,896)		3,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.5%
Glendale Water & Sewer Senior Lien Revenue Refunding Bonds, 5.00%, 7/1/21	$750	$750
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured), 3.00%, 7/1/21	500	500

NORTHERN FUNDS QUARTERLY REPORT     5    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
ARIZONA TAX-EXEMPT FUND continued	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.5%continued
Maricopa County Community College District G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	$200	$200
Maricopa County Phoenix Union High School District No. 210 G.O. Unlimited Bonds, Series B, 5.00%, 7/1/21	280	280
Mesa G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	575	575
Pima County COPS, Series B, 5.00%, 12/1/21	260	265
Total Short-Term Investments
(Cost $2,570)		2,570

Total Investments – 98.8%
(Cost $165,528)		172,404
Other Assets less Liabilities – 1.2%		2,031
NET ASSETS – 100.0%		$174,435

(1)	Maturity date represents the prerefunded date.
(2)	Security has converted to a fixed rate as of July 1, 2015, and will continue at a fixed rate going forward.
(3)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

IDA - Industrial Development Authority
Percentages shown are based on Net Assets.
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
General	22.5%
General Obligation	11.4
Higher Education	11.3
Medical	10.0
School District	28.3
Water	6.4
All other sectors less than 5%	8.9
Total Investments	98.8
Other Assets less Liabilities	1.2
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$165,938	$—	$165,938
Investment Companies	3,896	—	—	3,896
Short-Term Investments	—	2,570	—	2,570
Total Investments	$3,896	$168,508	$—	$172,404

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,422	$15,747	$20,273	$—	$3,896	3,895,557
TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 93.6%
California – 93.6%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$925
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	2,000	2,478
Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,950	4,211
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,186
Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,000	2,159
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	2,110
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/44	2,000	2,492
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2) (3)	19,975	21,919
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,
2.00%, 4/1/24(1) (2) (3)	7,620	7,888
2.13%, 4/1/25(1) (2) (3)	16,700	17,552
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
5.00%, 6/1/29	310	408
5.00%, 6/1/30	300	402
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/27	$325	$408
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	977	1,152
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,744	2,041
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	933
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/39	1,000	1,238
California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR, Prerefunded,
4.00%, 6/1/24(4)	1,795	1,992
California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	1,500	1,515
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	3,167
4.00%, 11/1/49	1,900	2,139
California State G.O. Unlimited Bonds,
5.00%, 3/1/26	1,250	1,459
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/27	1,845	2,264
5.00%, 10/1/27	1,850	2,334
5.00%, 8/1/28	4,000	5,005
5.00%, 10/1/28	3,000	3,875
5.00%, 3/1/35	3,500	4,574

NORTHERN FUNDS QUARTERLY REPORT     7    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/27	$2,000	$2,448
5.00%, 8/1/28	7,000	8,555
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	1,000	1,162
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	3,500	4,157
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/26	2,750	3,160
5.00%, 3/1/32	1,125	1,480
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(4)	1,200	1,437
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	299
California State Health Facilities Financing Authority Revenue Refunding Bonds, Children's Hospital of Orange County,
5.00%, 11/1/28	700	903
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(1) (2) (3)	2,450	2,613
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,
5.00%, 11/15/35	2,500	3,056
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(4)	1,215	1,497
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	$1,785	$2,149
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(1) (2) (3)	600	663
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/39	550	680
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	1,000	1,242
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2) (3)	3,000	3,023
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,429	3,669
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,804
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,500	1,824
California State University Revenue Bonds, Series A,
5.00%, 11/1/31	2,670	3,533
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/23	500	554
5.00%, 11/1/28	4,000	5,037
5.25%, 10/1/39	1,500	1,810

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
California State Various Purpose G.O. Unlimited Bonds, Bid Group B,
5.00%, 11/1/31	$3,500	$4,691
California State Various Purpose G.O. Unlimited Bonds, Bidding Group,
5.00%, 9/1/28	5,000	6,126
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(4)	1,000	1,114
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
4.00%, 8/1/48	1,000	1,128
Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,
3.00%, 8/1/35	775	874
Davis Joint Unified School District G.O. Unlimited Bonds (BAM Insured),
3.00%, 8/1/31	2,025	2,220
Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, Prerefunded,
5.00%, 8/1/23(4)	1,125	1,238
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,646
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
0.00%, 8/1/23(5)	9,940	9,877
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,234
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	3,985	4,011
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,
3.00%, 8/1/39	2,000	2,213
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(4)	$1,500	$1,506
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	2,500	2,665
Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),
4.00%, 8/1/45	2,000	2,337
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,987
Kern Community College District G.O. Unlimited CABS-BANS,
0.00%, 8/1/23(5)	2,250	2,232
Lodi Unified School District G.O. Unlimited Bonds, Series 2020, Election of 2016,
3.00%, 8/1/43	2,750	2,941
Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,
5.00%, 6/1/27	1,100	1,293
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,588
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,627
Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008,
3.00%, 8/1/38	3,270	3,583
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	3,600	3,888
Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,
5.00%, 6/1/37	2,000	2,633

NORTHERN FUNDS QUARTERLY REPORT     9    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/24	$945	$994
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,986
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,
5.00%, 12/1/44	3,405	4,363
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	3,137
5.00%, 12/1/31	2,000	2,380
Los Angeles County TRANS,
6/30/22(6)	2,700	2,804
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/23	500	544
5.00%, 5/15/24	500	566
5.00%, 5/15/30	1,465	1,871
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,541
5.00%, 5/15/44	1,500	1,867
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	1,000	1,284
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/27	7,435	9,227
5.00%, 5/15/28	7,630	9,676
5.00%, 5/15/29	1,000	1,263
Los Angeles Department of Airports Senior Revenue Bonds, Series B,
5.00%, 5/15/27	640	751
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	$2,500	$3,268
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
4.00%, 7/1/29	2,075	2,592
5.00%, 7/1/43	1,850	2,325
5.00%, 7/1/46	3,000	3,927
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series C,
5.00%, 7/1/41	1,000	1,313
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,
5.00%, 8/1/25	6,750	7,908
Los Angeles TRANS,
6/23/22(6)	11,500	11,936
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
4.00%, 7/1/24	1,000	1,111
4.00%, 7/1/25	3,000	3,430
5.00%, 7/1/29	1,500	1,896
5.00%, 7/1/30	190	239
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
5.00%, 7/1/29	500	659
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/24	2,360	2,692
5.00%, 7/1/26	5,440	6,641
3.00%, 7/1/27	1,000	1,139
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/26	700	855
Los Angeles Wastewater System Revenue, Subseries A, Green Bonds,
5.00%, 6/1/38	1,100	1,384
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	2,000	2,146

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
Los Rios Community College District G.O. Unlimited Bonds, Series E,
8/1/35(6)	$1,450	$1,615
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
2.50%, 7/1/27	6,650	7,362
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(4)	2,000	2,017
Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 10/1/26	1,490	1,766
5.00%, 10/1/27	1,130	1,338
5.00%, 10/1/28	2,770	3,279
Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,
5.00%, 10/1/28	2,150	2,760
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/22	1,445	1,527
Monterey County Public Facilities Financing COPS,
5.00%, 10/1/27	1,000	1,190
5.00%, 10/1/28	670	796
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,748
3.00%, 8/1/40	2,325	2,450
3.00%, 8/1/41	2,590	2,725
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/25	1,690	1,925
Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),
5.00%, 8/1/33	1,185	1,424
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/45	3,000	3,417
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),
5.00%, 8/1/31	$3,620	$4,372
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	2,000	2,199
Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	750	788
5.00%, 8/1/24	600	683
Orange County Local Transportation Authority Sales TRB,
5.00%, 2/15/33	3,000	3,857
Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018,
5.00%, 8/1/42	3,000	3,557
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	2,000	2,478
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	2,091
Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,
4.00%, 8/1/43	4,220	4,929
4.00%, 8/1/46	5,950	6,921
Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	1,000	1,184
Placentia-Yorba Linda Unified School District Taxable G.O. Unlimited Refunding Bonds, Series B,
1.07%, 8/1/26	650	649
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,
3.00%, 7/1/30	2,295	2,541
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/41	2,230	2,436

NORTHERN FUNDS QUARTERLY REPORT     11    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),
5.00%, 11/1/24	$600	$684
5.00%, 11/1/25	1,000	1,175
5.00%, 11/1/26	750	904
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,
5.25%, 11/1/23(4)	150	167
Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Unrefunded Balance,
5.25%, 11/1/24	650	722
Riverside County TRANS,
6/30/22(6)	2,300	2,344
Riverside County Transportation Commission Revenue Refunding Bonds, Series A,
3.00%, 6/1/26	5,500	5,876
Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,
5.00%, 6/1/30	2,500	3,167
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	674
Sacramento City Unified School District G.O. Unlimited Bonds, Measure Q, Election of 2021 (AGM Insured),
8/1/41(6)	850	1,005
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
7/1/27(6)	350	413
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/29	565	720
5.00%, 7/1/31	500	630
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	866
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
Sacramento County Sanitation Districts Financing Authority Revenue Refunding Bonds,
5.00%, 12/1/33	$2,000	$2,766
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
5.00%, 11/15/26	1,000	1,190
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/29	850	1,049
5.00%, 7/1/37	1,000	1,213
San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
3.00%, 10/1/22	1,750	1,812
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,
5.00%, 10/15/30	1,040	1,223
San Diego Unified School District G.O. Unlimited Bonds, Series D-2, Election of 2018,
3.00%, 7/1/37	1,715	1,930
San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,
5.00%, 7/1/41	3,380	4,178
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,936
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,
5.00%, 8/1/31	2,000	2,644
San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/32	1,500	1,759
San Francisco Bay Area Rapid Transit District Sales TRB, Series A,
3.00%, 7/1/44	2,000	2,120

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	$3,000	$3,766
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/50	1,355	1,671
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,138
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/1/25	1,000	1,168
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,849
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	5,415	5,739
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,
5.00%, 11/1/32	1,375	1,729
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,583
San Francisco City and County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/22	1,000	1,047
San Francisco County Transportation Authority Sales TRB,
3.00%, 2/1/30	5,000	5,513
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.30%, 3/1/28	725	713
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/26	$1,055	$1,199
San Jose Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 3/1/22	1,495	1,542
San Jose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/31	1,900	2,458
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/21(4)	1,000	1,004
San Mateo-Foster City Public Financing Authority Wastewater Revenue Bonds, Series B,
8/1/25(6)	1,995	2,359
San Mateo-Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/40	500	547
San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,
4.50%, 8/1/42	1,750	2,099
Santa Clara County Financing Authority Revenue Bonds, Series A,
5/1/39(6)	2,000	2,202
Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,
3.00%, 5/15/35	2,500	2,640
Santa Clarita Community College District G.O. Unlimited Bonds,
3.00%, 8/1/44	1,000	1,065
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,145	1,353
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,187
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(4)	2,000	2,000

NORTHERN FUNDS QUARTERLY REPORT     13    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
South San Francisco Public Facilities Financing Authority Revenue Bonds, Community Civic Campus and Multiple Capital Lease Projects,
4.00%, 6/1/41	$1,000	$1,217
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,496
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project,
5.25%, 7/1/27	1,000	1,000
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	555	686
5.00%, 3/1/33	600	739
5.00%, 3/1/47	1,125	1,345
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/35	500	621
4.00%, 6/1/36	750	925
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	607
5.00%, 10/1/34	600	778
Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,
5.00%, 1/1/28	625	710
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(4)	1,220	1,328
University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,
2.46%, 5/15/26	1,785	1,884
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/24	1,060	1,178
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/29	640	849
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.6%continued
California – 93.6%continued
5.00%, 8/1/30	$680	$896
5.00%, 8/1/31	710	930
Visalia Unified School District COPS (AGM Insured),
3.00%, 5/1/27	1,525	1,528
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	1,645	1,651
Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A,
5.00%, 9/1/26	1,000	1,184
		514,262
Total Municipal Bonds
(Cost $489,394)		514,262

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.6%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	47,355,368	$47,355
Total Investment Companies
(Cost $47,355)		47,355

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.4%
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(1) (2) (3) (9)	$1,250	$1,250
Irvine Assessment District No. 87-8 Improvement Bond Act 1915 Adjustable Special Assessment (State Street B&T Co. LOC), 0.01%, 7/1/21(1) (3) (10)	679	679
Los Angeles County Schools Pooled Financing Program COPS, Series B-3, 2.00%, 12/30/21	1,000	1,010

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.4%continued
Los Angeles County Schools Pooled Financing Program TRANS, 2.00%, 12/30/21	$750	$757
Pasadena Variable Refunding COPS, Series A (Bank of America N.A. LOC), 0.01%, 7/8/21(1) (3) (10)	4,000	4,000
Total Short-Term Investments
(Cost $7,695)		7,696

Total Investments – 103.6%
(Cost $544,444)		569,313
Liabilities less Other Assets – (3.6%)		(19,843)
NET ASSETS – 100.0%		$549,470

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2021 is disclosed.
(9)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(10)	Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

HFA - Housing Finance Authority

LLC - Limited Liability Company

LOC - Letter of Credit

MFH - Multi-Family Housing

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Airport	7.5%
General	20.3
General Obligation	16.0
School District	21.8
Short-Term Investments	8.6
Transportation	12.0
All other sectors less than 5%	17.4
Total Investments	103.6
Liabilities less Other Assets	(3.6)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$514,262	$—	$514,262
Investment Companies	47,355	—	—	47,355
Short-Term Investments	—	7,696	—	7,696
Total Investments	$47,355	$521,958	$—	$569,313

NORTHERN FUNDS QUARTERLY REPORT     15    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	June 30, 2021 (UNAUDITED)

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$31,807	$44,330	$28,782	$—	$47,355	47,355,368
TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 92.5%
California – 92.5%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$619
Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
3.00%, 8/1/42	3,000	3,198
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
4.00%, 8/1/46	1,000	1,118
Bay Area Toll Authority Subordinate Toll Bridge Revenue Bonds, Series S-4, Prerefunded,
5.25%, 4/1/23(1)	1,250	1,362
Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,
5.00%, 4/1/49	1,000	1,240
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(2) (3) (4)	5,500	6,035
Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),
5.25%, 8/1/44	1,500	1,853
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	1,090
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	408
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	977	1,152
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,246	1,458
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,
5.00%, 7/1/54	$1,200	$1,352
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/50	1,135	1,304
California State Educational Facilities Authority Sustainability Revenue Refunding Bonds, Stanford University,
5.00%, 4/1/51	2,000	3,243
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
4.00%, 11/1/49	1,000	1,126
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	300	325
California State G.O. Unlimited Refunding Bonds,
5.00%, 12/1/26	2,000	2,472
5.00%, 10/1/28	3,000	3,875
California State G.O. Unlimited Refunding Bonds, Group C,
5.00%, 8/1/26	2,500	2,905
California State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/26	500	594
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, Stanford Health Care,
4.00%, 8/15/50	1,500	1,802
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,
5.00%, 11/15/26(1)	410	505
California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,
5.00%, 11/15/46	590	710

NORTHERN FUNDS QUARTERLY REPORT     17    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,
5.00%, 11/1/44	$625	$767
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/42	1,000	1,229
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(2) (3) (4)	3,500	3,651
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	2,000	2,015
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,239
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/39	1,000	1,216
5.00%, 5/15/43	1,000	1,204
California State Public Works Board Lease Revenue Refunding Bonds, Series G, Various Capital Projects,
5.00%, 11/1/22	1,000	1,065
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/21	250	254
California State University Systemwide Revenue Bonds, Series C,
4.00%, 11/1/45	2,260	2,710
California State University Systemwide Revenue Refunding Bonds, Prerefunded,
5.00%, 11/1/24(1)	180	208
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
California State University Systemwide Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 11/1/44	$2,320	$2,647
California State Various Purpose G.O. Unlimited Bonds, Bid Group B,
5.00%, 11/1/31	1,500	2,010
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	593
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,
5.75%, 8/1/23(1)	570	635
6.00%, 8/1/23(1)	1,000	1,119
Compton Unified School District G.O. Unlimited Bonds, Series B (BAM Insured),
4.00%, 6/1/49	1,675	1,909
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/49	1,000	1,147
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
4.00%, 8/1/44	500	571
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,605
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	296
Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,
2.00%, 8/1/35	1,610	1,621
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded,
5.38%, 8/1/21(1)	3,500	3,515
Hartnell Community College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/45	1,500	1,599

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),
4.00%, 8/1/50	$1,000	$1,166
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,792
Lancaster Financing Authority Revenue Bonds, Measure M & R Street Improvements Project,
4.00%, 6/1/49	2,830	3,266
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	1,000	1,001
Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,
3.00%, 8/1/39	1,400	1,512
Los Angeles County TRANS,
6/30/22(5)	1,100	1,142
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,272
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	622
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	642
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/29	4,000	5,052
5.00%, 5/15/31	5,000	6,284
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,307
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/51	1,000	1,302
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series C,
5.00%, 7/1/41	$1,000	$1,313
Los Angeles TRANS,
6/23/22(5)	3,500	3,633
Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/33	1,000	1,334
4.00%, 7/1/44	2,000	2,370
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/21	1,410	1,410
5.00%, 7/1/24	3,000	3,423
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	1,073
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,809
Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),
4.00%, 10/1/39	500	586
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,371
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	1,000	1,049
Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,
4.00%, 8/1/23	395	425
Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded,
5.25%, 9/1/21(1)	600	605
5.50%, 9/1/21(1)	2,500	2,522
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,454

NORTHERN FUNDS QUARTERLY REPORT     19    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
Napa Valley Unified School District TRANS,
6/30/22(5)	$2,000	$2,037
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	1,000	1,136
New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,
3.00%, 8/1/49	1,520	1,617
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(6)	10,000	8,295
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	2,000	2,199
Oxnard Union High School District G.O. Unlimited Bonds, Series B,
5.00%, 8/1/45	1,000	1,239
Palm Springs Unified School District G.O. Unlimited Bonds, Series A,
2.00%, 8/1/24	1,000	1,053
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
3.00%, 8/1/31	2,435	2,656
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),
7.00%, 8/1/38	5,000	7,115
Placentia-Yorba Linda Unified School District Taxable G.O. Unlimited Refunding Bonds, Series B,
1.07%, 8/1/26	350	349
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,881
Riverside County TRANS,
6/30/22(5)	900	917
Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,
5.00%, 1/1/36	275	316
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
5.00%, 1/1/37	$215	$247
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	60
San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,
1.80%, 11/15/27	1,000	1,051
San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
3.00%, 10/1/22	750	776
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/38	1,000	1,255
5.00%, 5/1/42	1,500	1,819
5.00%, 5/1/49	1,000	1,235
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,239
5.00%, 5/1/50	1,500	1,849
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),
5.00%, 5/1/25	1,000	1,168
San Francisco City & County COPS, Multiple Capital Projects,
5.00%, 10/1/22	3,000	3,182
2.00%, 10/1/33	1,200	1,221
San Francisco City & County G.O. Unlimited Bonds, Series C,
3.00%, 6/15/30	1,000	1,060
San Francisco City & County G.O. Unlimited Bonds, Series D,
5.00%, 6/15/23	950	994
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	647

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	$2,500	$2,638
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	1,067
San Jose Airport Revenue Refunding Bonds, Series B,
5.00%, 3/1/31	1,000	1,357
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,655
San Mateo Foster City School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/41	300	327
San Mateo-Foster City Public Financing Authority Wastewater Revenue Bonds, Series B,
8/1/25(5)	750	887
Santa Ana College Improvement District No. 1 Rancho Santiago Community College District G.O. Unlimited Bonds,
3.00%, 8/1/39	2,130	2,262
Santa Clara County Financing Authority Revenue Bonds, Series A,
5/1/39(5)	1,000	1,101
Santa Clara Electric Revenue Refunding Bonds, Series A, Prerefunded,
6.00%, 7/1/21(1)	1,195	1,195
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	500	593
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	2,025	2,025
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured),
5.00%, 9/1/32	15	20
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured), Unrefunded Balance,
5.00%, 9/1/32	$485	$619
Stockton Public Financing Authority Parking Revenue Refunding Bonds,
5.00%, 3/1/32	250	309
5.00%, 3/1/33	245	302
5.00%, 3/1/47	500	598
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	859
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,264
Tustin Unified School District School Facilities Improvement G.O. Unlimited Bonds, Series B-1, Election of 2008, Prerefunded,
6.00%, 8/1/21(1)	1,000	1,005
University of California General Revenue Bonds, Series A,
5.00%, 5/15/38	600	650
University of California General Revenue Bonds, Series AF, Prerefunded,
5.00%, 5/15/23(1)	430	468
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	3,088
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	1,200	1,346
Ventura Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27	585	740
5.00%, 8/1/28	620	805

NORTHERN FUNDS QUARTERLY REPORT     21    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.5%continued
California – 92.5%continued
Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),
5.13%, 9/1/29	$2,000	$2,008
		203,109
Total Municipal Bonds
(Cost $190,257)		203,109

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 7.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	17,043,770	$17,044
Total Investment Companies
(Cost $17,044)		17,044

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.1%
California School Finance Authority Revenue Notes, School and Community College District Deferrals, 3.00%, 12/30/21	$2,500	$2,536
California State Public Works Board Lease Revenue Bonds, Series D, Various Capital Projects, 5.00%, 11/1/21	1,380	1,402
Los Angeles County Schools Pooled Financing Program COPS, Series B-3, 2.00%, 12/30/21	1,000	1,010
Pasadena Variable Refunding COPS, Series A (Bank of America N.A. LOC), 0.01%, 7/8/21(2) (4) (9)	1,815	1,815
Total Short-Term Investments
(Cost $6,763)		6,763

Total Investments – 103.4%
(Cost $214,064)		226,916
Liabilities less Other Assets – (3.4%)		(7,413)
NET ASSETS – 100.0%		$219,503

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of June 30, 2021 is disclosed.
(9)	Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

G.O. - General Obligation

HFA - Housing Finance Authority

LLC - Limited Liability Company

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes
Percentages shown are based on Net Assets.
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Airport	10.8%
Education	5.8
General	17.9
General Obligation	13.9
Higher Education	7.0
School District	25.3
Short-Term Investments	7.8
All other sectors less than 5%	14.9
Total Investments	103.4
Liabilities less Other Assets	(3.4)
Net Assets	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$203,109	$—	$203,109
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$17,044	$—	$—	$17,044
Short-Term Investments	—	6,763	—	6,763
Total Investments	$17,044	$209,872	$—	$226,916

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,669	$19,094	$16,719	$—	$17,044	17,043,770
NORTHERN FUNDS QUARTERLY REPORT     23    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 92.9%
Alabama – 0.8%
Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,
5.75%, 10/1/49	$1,000	$1,206
Lower Alabama Gas District Gas Project Revenue Bonds, Series A,
5.00%, 9/1/46	3,000	4,557
		5,763
Arizona – 5.3%
Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,
7.75%, 7/1/50	1,500	1,800
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,
5.63%, 7/1/48(1) (2)	2,000	2,318
Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),
4.00%, 7/1/47	700	789
Arizona State IDA Education Revenue Bonds, Christian University Project,
5.63%, 10/1/49(1)	1,300	1,386
Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,
5.00%, 7/15/49	1,675	1,905
Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,
4.38%, 7/1/39	1,000	1,078
5.00%, 7/1/49	1,000	1,115
Arizona State IDA Education Revenue Refunding Bonds, Series A, Cadence Campus Project,
4.00%, 7/15/50	1,000	1,070
Arizona State Industrial Development Authority Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,
5.50%, 7/1/31	100	109
6.00%, 7/1/51	200	221
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Arizona – 5.3%continued
Arizona State Industrial Development Authority Education Revenue Bonds, Somerset Academy of Las Vegas-Aliante & Skye Canyon Campus Projects,
4.00%, 12/15/51	$700	$762
Chandler Industrial Development Authority Variable Revenue Bonds (AMT), Intel Corp.,
5.00%, 6/3/24(3) (4) (5)	1,000	1,128
Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,
5.00%, 5/15/56	1,000	1,133
La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,
5.00%, 2/15/36	1,400	1,578
5.00%, 2/15/46	3,500	3,902
Maricopa County IDA Educational Facilities Revenue Bonds, Ottawa University,
5.50%, 10/1/51	1,000	1,103
Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,
5.00%, 7/1/50	750	864
Maricopa County Industrial Development Authority Hospital Revenue Bonds, Series A, Honor Health,
3.00%, 9/1/51	1,000	1,075
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds, Airport, Series B (AMT),
4.00%, 7/1/44	2,000	2,301
5.00%, 7/1/49	1,000	1,240
Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,
5.00%, 7/1/46	2,650	2,956
Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,
5.00%, 7/1/59	1,000	1,179

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Arizona – 5.3%continued
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	$3,000	$4,230
Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,
5.00%, 12/1/50	1,500	1,623
		36,865
California – 15.7%
Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,
5.25%, 3/1/36	1,020	1,131
California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,
5.00%, 8/1/49(1)	2,000	2,310
California Community Housing Agency Essential Housing Senior Revenue Bonds, Glendale Properties,
4.00%, 2/1/56	1,000	1,128
California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,
4.00%, 8/1/47	1,000	1,100
California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,
5.00%, 4/1/49	2,000	2,290
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,
5.00%, 6/1/50	500	599
California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,
5.00%, 1/1/56	500	522
California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,
5.00%, 7/1/54(1)	1,500	1,577
California Public Finance Authority Senior Living Revenue Bonds, Enso Village Project, Green Bonds,
5.00%, 11/15/56	245	281
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
California – 15.7%continued
California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,
5.00%, 7/1/49	$2,000	$2,446
California State Educational Facilities Authority Revenue Bonds, Series U-7, Stanford University,
5.00%, 6/1/46	5,000	7,869
California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,
5.00%, 6/15/51	1,000	1,105
California State Municipal Finance Authority Revenue Bonds, Barlow Respiratory Hospital,
4.00%, 9/1/50	2,000	2,307
California State Municipal Finance Authority Revenue Bonds, Series A,
5.00%, 12/1/54	500	569
California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,
5.00%, 11/1/46	3,000	3,491
California State Municipal Finance Authority Revenue Refunding Bonds, The Master's University,
5.00%, 8/1/48	510	585
California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,
5.00%, 12/31/43	5,000	6,087
California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,
4.00%, 7/15/29	3,000	3,500
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/51	5,000	5,974

NORTHERN FUNDS QUARTERLY REPORT     25    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
California – 15.7%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,
5.00%, 7/1/52(1)	$1,000	$1,139
California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,
7.50%, 12/1/39(6)	3,000	915
California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,
5.00%, 11/21/45	1,000	1,196
California State School Finance Authority Charter Revenue Refunding Bonds, Aspire Public School, Prerefunded,
5.00%, 8/1/25(7)	425	503
California State School Finance Authority Charter Revenue Refunding Bonds, Aspire Public School, Unrefunded Balance,
5.00%, 8/1/46	4,575	5,134
California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,
5.00%, 10/1/50	1,000	1,185
CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,
5.25%, 7/1/49	1,700	1,848
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,
4.00%, 10/1/56	1,000	1,097
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Parallel-Anaheim Social Bonds,
4.00%, 8/1/56	1,000	1,108
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
California – 15.7%continued
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Renaissance at City Center, Series A,
5.00%, 7/1/51	$2,250	$2,643
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,
5.00%, 1/1/54	1,500	1,772
CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Social Bonds, Series A-2,
4.00%, 10/1/56	1,000	1,092
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Pasadena Project Social Bonds,
3.00%, 12/1/56	1,000	1,018
CSCDA Revenue Bonds, California Baptist University, Prerefunded,
7.25%, 11/1/21(7)	2,000	2,046
CSCDA Revenue Refunding Bonds, Series A, California Baptist University,
5.00%, 11/1/32	500	605
5.00%, 11/1/41	1,000	1,186
CSCDA Special Tax Revenue Bonds, Community Facilities District No. 2016-02 Delta Coves,
4.00%, 9/1/50	1,000	1,123
CSCDA Special TRB, Improvement Area No. 1,
4.00%, 9/1/51	1,000	1,133
CSCDA Statewide Revenue Special Assessment Bonds,
4.00%, 9/2/50	500	561
CSCDA Student Housing Revenue Bonds, University of California, Irvine Campus,
5.00%, 5/15/42	4,050	4,813
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	750	888

TAX-EXEMPT FIXED INCOME FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
California – 15.7%continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,
5.00%, 6/1/47	$5,000	$5,169
Hastings Campus HFA Campus Housing Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/45	2,000	2,367
Metropolitan Water District of Southern California Revenue Bonds, Series A,
5.00%, 10/1/51	3,000	3,969
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
5.00%, 7/1/38	5,000	6,638
Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),
4.00%, 9/1/50	150	167
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/49	4,000	4,939
San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,
4.00%, 9/1/51	695	788
Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,
4.00%, 9/1/50	1,000	1,110
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities,
5.00%, 6/1/48	1,500	1,887
Whittier Union High School District G.O. Unlimited Bonds, Series A,
3.00%, 8/1/46	3,855	4,139
		109,049
Colorado – 3.9%
Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	1,106
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Colorado – 3.9%continued
Cascade Ridge Metropolitan District G.O. Limited Bonds,
5.00%, 12/1/51	$1,205	$1,212
Cielo Metropolitan District G.O. Limited Bonds,
5.25%, 12/1/50	1,000	1,055
Clear Creek Transit Metropolitan District No.2 G.O. Limited Bonds, Series A,
5.00%, 12/1/50	570	627
Colorado Educational & Cultural Authority Revenue Bonds, Aspen View Academy Project,
4.00%, 5/1/61	500	552
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,
5.00%, 11/1/54	1,500	1,603
Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,
5.00%, 12/31/56	2,000	2,284
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
4.00%, 11/15/50	2,500	2,999
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/44	5,000	6,212
Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,
5.00%, 12/1/51	750	813
Nine Mile Metropolitan District Revenue Bonds,
5.13%, 12/1/40	1,000	1,117
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,
5.00%, 12/15/41	3,000	3,290
Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,
5.00%, 12/1/50	500	543

NORTHERN FUNDS QUARTERLY REPORT     27    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Colorado – 3.9%continued
STC Metropolitan District No. 2 Revenue G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/38	$1,000	$1,099
Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,
5.00%, 12/1/51	1,500	1,678
Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,
5.00%, 12/1/50	1,000	1,100
		27,290
Connecticut – 0.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,
5.00%, 1/1/55	500	557
Hamden Revenue Refunding Bonds, Whitney Center Project,
5.00%, 1/1/50	1,000	1,081
West Hartford Connecticut G.O. Unlimited Taxable Bonds, Series B,
7/1/27(8)	1,000	1,010
		2,648
District of Columbia – 0.7%
District of Columbia Revenue Bonds,
5.00%, 7/1/49	2,550	2,956
District of Columbia Revenue Bonds, Latin American Montessori Bilingual Public Charter School Issue,
5.00%, 6/1/50	1,000	1,185
District of Columbia Rocketship DC Obligated Group Revenue Bonds,
5.00%, 6/1/61	500	585
		4,726
Florida – 7.4%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,
4.00%, 12/1/49	2,000	2,331
Broward County School District G.O. Unlimited Bonds,
5.00%, 7/1/49	5,000	6,546
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Florida – 7.4%continued
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	$2,645	$2,656
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Liza Jackson Preparatory School,
5.00%, 8/1/55	1,000	1,182
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Lutz Preparatory School Inc., Project,
4.00%, 6/1/51	400	430
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,
5.75%, 7/1/55(1)	1,000	1,097
Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Team Success A School of Excellence,
5.00%, 6/1/55	2,000	2,161
Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,
5.25%, 12/1/43	3,000	3,560
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,378
Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,
6.38%, 1/1/26(3) (4) (5)	4,000	4,121
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,
5.00%, 1/1/50(1)	1,000	1,070
Florida State Development Finance Corp. Educational Facility Revenue Refunding Bonds, Renaissance Charter School,
5.00%, 9/15/50	1,500	1,673

TAX-EXEMPT FIXED INCOME FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Florida – 7.4%continued
Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,
5.00%, 6/1/51	$2,000	$2,309
Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,
5.00%, 5/1/29	1,500	1,619
Florida State Development Finance Corp., Revenue Bonds, Educational Facilities River City Science Academy Projects,
4.00%, 7/1/55	500	538
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/42	2,000	2,313
Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,
5.75%, 8/15/55	1,000	1,138
Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,
5.50%, 12/1/49(1)	1,500	1,534
Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,
4.00%, 8/15/49	1,500	1,733
Palm Beach County Revenue Bonds, Palm Beach Atlantic University,
5.00%, 4/1/39(1)	1,750	1,988
Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,
5.00%, 6/1/57	1,500	1,707
Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,
5.00%, 7/1/39	4,000	4,817
Saint John's County IDA Senior Living Revenue Refunding Bonds, Series A, Vicar's Landing Project,
12/15/50(8)	500	550
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Florida – 7.4%continued
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(6)	$143	$86
Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,
5.00%, 1/1/47	1,000	1,117
Village Community Development District No. 13 Special Assessment Revenue Bonds,
3.50%, 5/1/51(1)	1,000	1,049
		51,703
Georgia – 1.6%
Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,
6.75%, 1/1/35	3,000	2,104
Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,
2.75%, 1/1/52(9)	1,215	1,233
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/49	4,000	6,091
White County Development Authority Revenue Bonds, Truett McConnell University Project,
5.25%, 10/1/49	1,500	1,594
		11,022
Guam – 0.3%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,
1/1/42(8)	1,000	1,139
Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,
5.00%, 2/1/40	1,000	1,146
		2,285

NORTHERN FUNDS QUARTERLY REPORT     29    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Illinois – 5.8%
Belleville Tax Increment & Sales Tax Allocation Revenue Refunding Bonds, Carlyle/Green Mount Redevelopment,
3.75%, 7/1/41	$1,000	$1,025
Chicago O'Hare International Airport Revenue Senior Lien General Revenue Bonds, Series B,
5.00%, 1/1/48	5,000	6,177
Chicago Waterworks Second Lien Revenue Bonds,
5.00%, 11/1/29	2,500	3,027
Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,
5.00%, 5/15/51	410	482
5.00%, 5/15/56	440	514
Illinois State Finance Authority Health Services Facilities Lease Revenue Bonds, University of Illinois Health Services,
4.00%, 10/1/50	1,480	1,690
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
5.00%, 1/1/44	5,000	6,033
Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,
5.13%, 2/15/45	1,500	1,114
Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,
5.00%, 9/1/40	2,000	2,486
Illinois State Finance Authority Revenue Refunding Bonds, Navistar International Corp.,
4.75%, 8/1/30(1) (3) (4)	1,000	1,067
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	500	533
Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,
5.00%, 8/1/42	1,100	1,297
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Illinois – 5.8%continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation,
3.00%, 8/15/48	$2,000	$2,134
Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project,
5.00%, 2/15/47	5,000	5,782
Illinois State G.O. Unlimited Bonds,
5.50%, 5/1/30	1,000	1,331
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/29	1,000	1,197
Illinois State Housing Development Authority Revenue Bonds, Series A (FHLMC, FNMA, GNMA Insured),
4.13%, 10/1/38	1,380	1,544
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/44	1,500	1,884
Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,
5.00%, 1/1/45	250	266
5.00%, 1/1/55(1)	625	661
		40,244
Indiana – 1.3%
Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,
5.00%, 6/1/51	520	570
5.00%, 6/1/56	455	495
Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,
5.25%, 4/1/41	1,000	1,059
Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,
7.00%, 3/1/39	4,000	3,840
Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis Inc., Project,
5.00%, 7/1/55	510	577

TAX-EXEMPT FIXED INCOME FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Indiana – 1.3%continued
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded,
8.00%, 9/1/21(7)	$2,500	$2,532
		9,073
Iowa – 0.8%
Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,
5.00%, 5/15/48	4,000	4,623
Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,
5.00%, 9/1/51	1,000	1,073
		5,696
Kansas – 0.3%
Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,
5.00%, 8/1/56(1)	2,000	2,118
Kentucky – 1.0%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,755
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,
5.25%, 6/1/50	2,500	2,783
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,
5.00%, 6/1/45	1,500	1,716
		7,254
Louisiana – 1.5%
Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,
5.00%, 12/1/34	2,000	2,220
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Louisiana – 1.5%continued
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	$2,000	$2,042
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/46	1,000	1,197
4.00%, 5/15/49	1,000	1,161
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,
5.00%, 5/15/26(7)	50	60
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,
4.00%, 11/1/44	1,000	1,092
Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,
6.35%, 7/1/40	1,000	1,341
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.38%, 7/1/26(3) (4) (5)	1,000	1,054
		10,167
Maine – 0.8%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center,
5.00%, 7/1/43	5,000	5,469
Maryland – 1.1%
Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,
3.63%, 6/1/46	1,750	1,837
Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,
4.00%, 7/1/50	1,000	1,142

NORTHERN FUNDS QUARTERLY REPORT     31    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Maryland – 1.1%continued
Maryland Economic Development Corp. Senior Student Housing Revenue Bonds, Morgan State University Project,
5.00%, 7/1/56	$250	$307
Maryland Economic Development Corp. Special Obligation Tax Allocation, Port Covington Project,
4.00%, 9/1/50	500	576
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	1,550	1,596
6.13%, 1/1/36	2,000	2,058
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare,
4.00%, 1/1/38	300	336
		7,852
Massachusetts – 2.9%
Lowell Massachusetts Collegiate Charter Revenue Bonds,
5.00%, 6/15/49	1,250	1,376
Massachusetts State Clean Water Trust Sustainability Revenue Bonds, Series 23B,
5.00%, 2/1/38	5,000	6,663
Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,
5.00%, 10/1/41	5,000	5,685
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series S, Milford Regional Medical Center,
5.00%, 7/15/46	150	178
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/32	1,000	1,209
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Massachusetts – 2.9%continued
Massachusetts State School Building Authority Sales TRB, Series A, Social Bonds,
3.00%, 8/15/50	$5,000	$5,386
		20,497
Michigan – 4.0%
Detroit G.O. Unlimited Bonds, Series A, Social Bonds,
5.00%, 4/1/50	1,000	1,225
Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,
5.00%, 5/15/44	1,000	1,154
Kalamazoo County G.O. Limited Bonds,
2.13%, 5/1/42	1,000	980
Michigan Mathematics & Science Initiative Revenue Refunding Bonds,
4.00%, 1/1/51	1,000	1,106
Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,
4.00%, 9/1/50	650	739
Michigan State Finance Authority Revenue Refunding Bonds, Senior Series B-1, Class 2,
5.00%, 6/1/49	1,000	1,221
Michigan State Finance Authority Revenue Refunding Bonds, Series A,
3.00%, 12/1/49	2,000	2,131
Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,
5.00%, 7/1/30	2,000	2,267
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (AMT), I-75 Improvement Project,
5.00%, 6/30/48	5,000	6,032
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Holland Home,
5.00%, 11/15/42	2,500	2,826
Michigan State Strategic Fund Ltd. Obligation Taxable Revenue Bonds, Flint Water Advocacy,
9/1/29(8)	2,000	2,006

TAX-EXEMPT FIXED INCOME FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Michigan – 4.0%continued
Tipton Academy Public School Academy Revenue Bonds,
4.00%, 6/1/51	$1,000	$1,014
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	4,355	5,131
		27,832
Minnesota – 0.7%
Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,
5.75%, 7/1/55	1,000	1,179
Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue Refunding Bonds, Hmong College Preparatory Academy Project,
5.00%, 9/1/55	1,000	1,190
Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,
5.00%, 8/1/54	1,500	1,613
Woodbury Charter School Lease Revenue Bonds, Woodbury Leadership Project,
4.00%, 7/1/51	660	722
		4,704
Mississippi – 0.3%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	1,006
Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,
6.00%, 10/1/40	1,000	1,065
		2,071
Missouri – 1.2%
Cape Girardeau County Industrial Development Authority Health Care Facilities Revenue Bonds, Southeasthealth,
4.00%, 3/1/46	650	746
Joplin IDA Sales TRB, 32nd Street Place Community Improvement District,
4.25%, 11/1/50	1,000	1,016
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Missouri – 1.2%continued
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Bethesda Health Group, Inc.,
4.00%, 8/1/41	$410	$482
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,
5.00%, 9/1/32	1,145	1,365
5.00%, 9/1/34	1,315	1,559
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Lutheran Senior Services Project,
4.00%, 2/1/48	2,000	2,237
Plaza At Noah's Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,
3.00%, 5/1/30	500	509
3.13%, 5/1/35	400	404
		8,318
Nebraska – 0.4%
Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 9/1/42	2,000	2,984
Nevada – 0.1%
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,
4.00%, 6/1/49	550	595
Las Vegas Special Improvement District No. 815 Special Assessment Bonds,
5.00%, 12/1/49	250	287
		882
New Hampshire – 0.1%
National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,
3.75%, 7/2/40(1) (3) (4) (5)	600	643

NORTHERN FUNDS QUARTERLY REPORT     33    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
New Jersey – 2.9%
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,
5.00%, 1/1/48	$1,000	$1,054
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
4.00%, 6/15/49	2,250	2,587
New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,
5.63%, 11/15/30	2,000	2,243
New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds,
3.00%, 7/1/50	750	788
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,
6/15/42(8)	1,000	1,127
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA,
4.00%, 6/15/50	500	581
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/45	2,250	2,588
South Jersey Transportation Authority Transportation System Revenue Bonds, Series A,
4.00%, 11/1/50	500	578
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/46	7,070	8,494
		20,040
New Mexico – 0.8%
Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,
1.15%, 6/1/24(3) (4) (5)	1,000	1,018
Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,
4.00%, 9/1/40	1,000	1,136
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
New Mexico – 0.8%continued
New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,
5.00%, 7/1/49	$3,000	$3,448
		5,602
New York – 5.2%
Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,
5.75%, 2/1/49	1,000	1,096
Dutchess County Local Development Corp. Revenue Refunding Bonds, Series A, Bard College Project,
5.00%, 7/1/51	1,000	1,229
Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,
5.00%, 11/15/50	1,000	1,247
Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,
4.00%, 11/15/45	1,000	1,167
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
3.00%, 3/15/51	5,000	5,349
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,
5.00%, 1/1/34	5,000	6,111
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,
5.00%, 7/1/46	5,000	5,618
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,
5.25%, 8/1/31	1,000	1,204

TAX-EXEMPT FIXED INCOME FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
New York – 5.2%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
4.00%, 12/1/42	$1,250	$1,493
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/50	4,195	5,358
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,
3.00%, 8/1/31	500	530
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),
4.00%, 11/1/59	1,500	1,731
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT),
4.00%, 7/15/60	2,000	2,315
Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,
5.00%, 10/15/49	1,155	1,346
		35,794
North Carolina – 0.8%
Charlotte Airport Revenue Refunding Bonds, Series B (AMT),
3.00%, 7/1/46	3,000	3,212
North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,
5.00%, 7/1/49	600	672
North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 1/1/49	1,500	1,835
		5,719
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Ohio – 3.0%
Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Series B-2, Senior Class 2,
5.00%, 6/1/55	$4,000	$4,673
Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,
5.25%, 11/15/55	1,000	1,119
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc.,
5.13%, 12/1/49	1,000	1,097
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
3.00%, 12/1/40	475	498
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),
5.00%, 7/1/49(1)	2,000	2,276
Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,
4.50%, 1/15/48	2,000	2,346
Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,
5.00%, 12/1/50	1,000	1,170
Port of Greater Cincinnati Development Authority Revenue Bonds,
4.25%, 12/1/50	2,190	2,233
Southern Port Exempt Facility Revenue Bonds, Series A (AMT), Pure Cycle Project,
7.00%, 12/1/42	1,000	1,130
Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc., Project,
6.45%, 12/15/21(10)	4,000	4,100
		20,642
Oklahoma – 2.1%
Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,
4.00%, 9/1/45	5,000	5,699

NORTHERN FUNDS QUARTERLY REPORT     35    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Oklahoma – 2.1%continued
Oklahoma Agricultural & Mechanical Colleges University Taxable Revenue Refunding Bonds, Series B,
1.76%, 9/1/28	$1,325	$1,342
Oklahoma State Development Finance Authority Revenue Refunding Bonds (AMT), Gilcrease Expressway West Project,
1.63%, 7/6/23	5,000	5,039
Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project,
5.00%, 8/1/49	2,000	2,360
		14,440
Pennsylvania – 3.5%
Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,
5.00%, 10/1/49	1,000	1,124
Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,
5.00%, 12/1/54	1,000	1,075
Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne's Retirement Community Inc., Project,
5.00%, 3/1/40	500	566
5.00%, 3/1/50	500	560
Lehigh County Industrial Development Authority Charter School Revenue Bonds, Seven Generations Project,
4.00%, 5/1/51	1,000	1,071
Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,
6.13%, 10/1/50	995	1,125
Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,
5.00%, 11/1/49	1,000	1,124
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded,
6.25%, 10/1/21(7)	2,000	2,030
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Pennsylvania – 3.5%continued
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,
5.00%, 12/1/46	$3,000	$3,578
Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter,
5.00%, 6/15/39	920	1,010
5.00%, 6/15/49	1,385	1,504
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,
5.00%, 3/15/45	3,000	3,297
Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Independence Charter School West Project,
5.00%, 6/15/50	1,350	1,483
Philadelphia Water & Wastewater Revenue Bonds, Series A,
5.00%, 7/1/45	4,000	4,557
		24,104
Puerto Rico – 0.5%
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/1/53	3,000	3,408
Rhode Island – 1.1%
Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/40	7,000	7,889
South Carolina – 0.7%
Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,
4.38%, 11/1/49	1,000	1,130
Hardeeville Assessment Revenue Special Assessment Bonds,
4.00%, 5/1/52	1,000	1,004
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,
5.00%, 1/1/55	1,500	1,533

TAX-EXEMPT FIXED INCOME FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
South Carolina – 0.7%continued
South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,
5.00%, 4/1/54	$1,000	$1,145
		4,812
Tennessee – 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/37	375	461
4.00%, 10/1/49	1,000	1,120
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,
5.00%, 10/1/48	1,115	1,310
		2,891
Texas – 6.6%
Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc.,
4.00%, 6/15/50	1,000	1,023
Arlington Higher Education Finance Corp. Revenue Bonds, Newman International Academy,
5.00%, 8/15/51	500	544
Arlington Higher Education Finance Corp. Revenue Refunding Bonds, Series A,
4.00%, 8/15/46	500	547
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,
5.00%, 1/1/34	1,000	1,125
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,
5.00%, 12/1/40	1,500	1,625
5.00%, 12/1/45	2,000	2,154
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Texas – 6.6%continued
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,
7.00%, 3/1/39	$300	$326
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,
8.50%, 3/1/39	2,000	2,025
Central Texas Regional Mobility Authority Revenue Bonds, Series B,
4.00%, 1/1/51	650	760
Houston Higher Education Finance Corp. University Revenue Bonds, Houston Baptist University Project,
4.00%, 10/1/51	500	556
Love Field Airport Modernization Corp. Special Facilities Revenue Bonds, Southwest Airlines Company Project,
5.25%, 11/1/40	3,000	3,068
Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,
4.63%, 10/1/31	2,000	2,116
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,
5.00%, 1/1/55	1,000	1,098
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Presbyterian Village North Project,
5.25%, 10/1/55	1,000	1,116
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF - San Antonio,
5.00%, 4/1/48	3,000	3,597
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,
5.00%, 7/1/57	1,000	1,115
North Texas Tollway Authority Revenue Bonds, Series B,
3.00%, 1/1/51	1,825	1,952

NORTHERN FUNDS QUARTERLY REPORT     37    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Texas – 6.6%continued
San Antonio Electric & Gas Junior Lien Revenue Bonds, Prerefunded,
5.00%, 2/1/23(7)	$2,500	$2,689
Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,
5.00%, 11/15/46	4,000	4,597
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/32	500	675
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project,
5.00%, 6/30/58	1,500	1,848
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	500	590
Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/40	2,750	3,126
5.00%, 12/31/45	1,250	1,412
Texas Water Development Board State Revolving Funds Revenue Bonds,
4.00%, 8/1/37	5,000	6,149
		45,833
Utah – 0.8%
Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds,
4.00%, 8/1/50	1,000	1,052
Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds, Series A,
5.00%, 8/1/50	1,000	1,144
Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,
4.00%, 10/15/42	1,000	1,145
3.00%, 10/15/45	1,000	1,033
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Utah – 0.8%continued
Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,
5.00%, 6/15/49	$825	$931
		5,305
Virginia – 1.0%
Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Regent University Project,
3.00%, 6/1/41	400	421
Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds (AMT), Transform 66-P3 Project,
5.00%, 12/31/49	1,000	1,204
Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,
5.25%, 7/1/35	270	297
5.00%, 7/1/45	2,515	2,708
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Express Lanes LLC,
5.00%, 1/1/40	1,000	1,023
Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,
5.00%, 7/1/38(3) (4) (5)	1,000	1,064
		6,717
Washington – 1.6%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
4.00%, 7/1/42	3,000	3,652
Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project,
4.00%, 10/1/49	2,250	2,499

TAX-EXEMPT FIXED INCOME FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Washington – 1.6%continued
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Spokane International Academy Project,
5.00%, 7/1/50	$710	$806
Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,
5.00%, 1/1/55	2,000	2,249
Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,
5.00%, 1/1/55	1,000	1,119
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	500	583
		10,908
West Virginia – 0.7%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources,
5.00%, 7/1/25(3) (4) (5)	1,000	1,078
West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,
5.00%, 1/1/43	3,000	3,642
		4,720
Wisconsin – 2.3%
PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc.,
5.00%, 1/1/56(1)	1,000	1,079
PFA Charter School Revenue Bonds, Series A, Eno River Project,
5.00%, 6/15/54(1)	1,375	1,568
PFA Education Revenue Bonds, North Carolina Leadership Academy,
5.00%, 6/15/49(1)	520	567
PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,
5.00%, 12/1/55	1,530	1,731
PFA Educational Facilities Revenue Bonds, Series A, Kipp Charlotte, Inc.,
5.00%, 10/15/50(1)	1,000	1,110
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.9%continued
Wisconsin – 2.3%continued
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/46	$1,000	$1,157
4.00%, 7/1/51	875	1,008
PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,
5.25%, 3/1/55(1)	1,000	1,146
PFA Retirement Facilities Revenue Refunding Bonds, Friend's Homes,
5.00%, 9/1/54	1,500	1,705
PFA Revenue Refunding Bonds, Ultimate Medical Academy,
5.00%, 10/1/34	1,000	1,226
PFA Senior Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects,
5.00%, 1/1/55	1,500	1,721
PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,
5.00%, 6/1/49	1,000	1,189
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,
5.00%, 11/1/54	1,000	1,068
		16,275
Wyoming – 0.5%
Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,
3.63%, 7/15/39	3,000	3,236
Total Municipal Bonds
(Cost $604,119)		645,490

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(11) (12)	44,831,929	$44,832
Total Investment Companies
(Cost $44,832)		44,832

NORTHERN FUNDS QUARTERLY REPORT     39    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
HIGH YIELD MUNICIPAL FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.4%
Calhoun County Navigation IDA Facility Revenue Notes (AMT), Max Midstream Texas, LLC Project, 7.50%, 7/27/21(4) (5)	$3,000	$3,000
	Total Short-Term Investments
	(Cost $3,000)	3,000

	Total Investments – 99.8%
	(Cost $651,951)	693,322
	Other Assets less Liabilities – 0.2%	1,432
	NET ASSETS – 100.0%	$694,754

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2021, the value of these restricted illiquid securities amounted to approximately $2,318,000 or 0.3% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993

(3)	Maturity date represents the puttable date.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(5)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Maturity date represents the prerefunded date.
(8)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(9)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(10)	Security has converted to a fixed rate as of December 15, 1999, and will continue at a fixed rate going forward.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

L.P. - Limited Partnership

LLC - Limited Liability Company

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Development	12.4%
Education	12.5
General	9.9
Higher Education	7.1
Housing	6.5
Medical	10.1
Nursing Home	7.0
Short-Term Investments	6.5
Transportation	6.0
All other sectors less than 5%	21.8
Total Investments	99.8
Other Assets less Liabilities	0.2
Net Assets	100.0%

TAX-EXEMPT FIXED INCOME FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$645,490	$—	$645,490
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$44,832	$—	$—	$44,832
Short-Term Investments	—	3,000	—	3,000
Total Investments	$44,832	$648,490	$—	$693,322

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$45,175	$57,271	$57,614	$—	$44,832	44,831,929
NORTHERN FUNDS QUARTERLY REPORT     41    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.3%
Health Care Facilities & Services – 0.3%
Baylor Scott & White Holdings,
0.83%, 11/15/25	$3,000	$2,941
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	548
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,873
		8,362
Waste & Environment Services & Equipment – 0.0%
Nature Conservancy (The),
1.30%, 7/1/28	1,350	1,319
Total Corporate Bonds
(Cost $9,850)		9,681

MUNICIPAL BONDS – 86.9%
Alabama – 1.1%
Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(1) (2) (3)	5,000	5,164
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(1) (2) (3)	10,700	13,345
South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series A, Project No. 2,
4.00%, 6/1/24(1) (2) (3)	7,500	8,231
Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,
4.00%, 12/1/31(1) (2) (3)	5,000	6,169
		32,909
Alaska – 0.6%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	6,196
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project Bond,
4.00%, 6/1/36	5,000	5,469
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Alaska – 0.6%continued
Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 12/1/24(4)	$5,000	$5,790
		17,455
Arizona – 3.3%
Arizona Board Of Regents Revenue Refunding Bonds, Series C, Arizona State University,
5.00%, 7/1/39	1,000	1,325
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	1,000	1,191
Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/25	10,000	11,386
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/28	12,000	13,625
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/41	10,995	14,045
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,460
Chandler Industrial Development Authority Variable Revenue Bonds (AMT), Intel Corp.,
5.00%, 6/3/24(1) (2) (3)	1,000	1,128
La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/41	425	478
4.00%, 2/15/46	335	375
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	2,176
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,874
Maricopa County IDA Revenue Bonds, Series B, Banner Health,
5.00%, 10/18/22(1) (2) (3)	500	530

TAX-EXEMPT FIXED INCOME FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Arizona – 3.3%continued
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	$180	$205
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,907
Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/32	5,000	6,729
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,
5.00%, 7/1/26	1,500	1,825
Mesa G.O. Unlimited Refunding Bonds,
5.00%, 7/1/31	2,100	2,873
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	2,000	2,342
Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	2,500	3,808
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,415
Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	10,201
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds,
5.00%, 1/1/47	5,080	6,508
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,
5.00%, 12/1/35	5,000	5,823
Scottsdale Taxable G.O. Unlimited Refunding Bonds,
0.61%, 7/1/25	3,000	2,974
		102,203
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
California – 8.6%
Bay Area Toll Authority Toll Bridge Revenue Bonds, Prerefunded,
5.00%, 4/1/22(4)	$1,145	$1,187
Berkeley TRANS,
1.75%, 7/27/21	5,000	5,006
Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,
(Step to 5.00% on 8/1/23), 0.81%, 2/1/25(4) (5)	3,500	3,702
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	1,954	2,304
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,488	4,083
California State Department of Water Resources Central Valley Project Revenue Bonds, Series BA, Water System,
5.00%, 12/1/32	2,000	2,622
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM, Prerefunded,
5.00%, 6/1/23(4)	1,000	1,093
California State Educational Facilities Authority Revenue Bonds, Series U-7, Stanford University,
5.00%, 6/1/46	1,675	2,636
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	2,500	4,019
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	2,000	2,164
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/29	10,000	13,223
5.00%, 11/1/30	2,500	3,366

NORTHERN FUNDS QUARTERLY REPORT     43    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
California – 8.6%continued
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/30	$1,500	$1,996
5.00%, 4/1/33	24,000	29,525
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
5.00%, 11/1/47	5,000	7,644
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
4.00%, 4/1/36	2,000	2,404
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,
1.70%, 10/18/22(1) (2) (3)	2,750	2,803
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/36	6,130	7,511
5.00%, 5/15/37	3,440	4,204
California State Taxable G.O. Unlimited Bonds,
3.50%, 4/1/28	6,750	7,607
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/22	5,000	5,303
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 2.55%, 8/1/35(5)	11,850	14,847
CSCDA Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/29	1,250	1,486
CSCDA Taxable Revenue Refunding Bonds, Green Bonds,
1.46%, 2/1/28	650	648
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/23(4)	435	479
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
California – 8.6%continued
Foothill-De Anza Community College District G.O. Unlimited Taxable Refunding Bonds, Series B,
1.47%, 8/1/27	$2,325	$2,356
Glendale Electric Works Revenue Bonds,
5.00%, 2/1/43	5,000	5,458
Long Beach Harbor Revenue Bonds, Series A,
5.00%, 5/15/37	1,000	1,284
Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, Prerefunded,
5.00%, 8/1/24(4)	11,310	12,961
Los Angeles County Metropolitan Transportation Authority Proposition Sales Tax Revenue Refunding Bonds, Senior First Tier,
5.00%, 7/1/21	2,200	2,200
Los Angeles County TRANS,
6/30/22(6)	10,000	10,387
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	717
Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),
5.00%, 5/15/35	10,000	12,403
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/46	1,500	1,956
Los Angeles Department of Water & Power System Revenue Bonds, Series D,
5.00%, 7/1/39	2,500	2,829
Los Angeles Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/31	1,500	1,864
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(1) (2) (3)	7,500	8,248

TAX-EXEMPT FIXED INCOME FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
California – 8.6%continued
Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.46%, 8/1/45(5)	$6,250	$6,956
Riverside & Bernardino Counties College District, G.O. Unlimited Bonds, Election of 2004, Series E,
0.00%, 8/1/36(7)	5,855	3,276
Riverside Community College District Taxable G.O. Unlimited Refunding Bonds,
1.40%, 8/1/27	1,000	1,007
Riverside Sewer Revenue Refunding Bonds, Series A,
5.00%, 8/1/37	3,260	4,119
Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),
5.00%, 7/1/35	6,000	7,405
San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),
5.00%, 5/1/27	5,000	6,176
San Francisco City & County Airports Commission International Airport Revenue Bonds,
5.00%, 5/1/49	5,000	6,270
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/35	3,500	4,424
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,950
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 5/1/31	2,500	3,331
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,
4.00%, 11/1/33	2,500	2,806
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
California – 8.6%continued
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 8/1/23(4)	$1,685	$1,855
San Mateo Union High School District G.O. Unlimited Convertible CABS, Election 2010,
(Step to 6.70% on 9/1/28), (0.03%), 9/1/41(5)	5,000	5,946
Santa Clara Valley Water District COPS, Series C,
5.00%, 6/1/24	650	741
University of California Revenue Refunding Bonds, Series BE,
4.00%, 5/15/47	5,000	5,944
University of California Taxable Revenue Bonds, Series BG,
0.88%, 5/15/25	2,500	2,508
1.32%, 5/15/27	5,000	5,015
University of California Taxable Revenue Refunding Bonds, Series BI,
1.27%, 5/15/27	2,000	1,993
		267,327
Colorado – 2.3%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,879
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	281
Arvada Sales & Use TRB,
5.00%, 12/1/31	3,000	3,851
Colorado Springs Utilities Revenue Bonds, Series A-4,
5.00%, 11/15/43	6,500	8,117
Colorado State COPS ,Series A,
4.00%, 12/15/36	10,000	11,856
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventhealth Obligated Group,
5.00%, 11/15/37	1,000	1,290

NORTHERN FUNDS QUARTERLY REPORT     45    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Colorado – 2.3%continued
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	$1,000	$1,120
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	1,000	1,267
5.00%, 8/1/35	3,560	4,505
4.00%, 8/1/49	2,000	2,272
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	1,000	1,246
Denver City & County Airport System Subordinate Revenue Bonds, Series B,
5.25%, 11/15/28	1,500	1,672
5.25%, 11/15/29	1,740	1,938
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT),
5.00%, 12/1/43	3,000	3,684
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,
5.00%, 12/1/43	5,000	6,271
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	3,234
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	5,381
Garfield County School District No. Re-2 G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/23	1,000	1,115
La Plata County School District No. 9-R Durango G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/29	2,740	3,621
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Colorado – 2.3%continued
Regional Transportation District Private Activity Revenue Refunding Bonds, Denver Transit Partners,
4.00%, 1/15/33	$900	$1,093
University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	1,000	1,092
		70,785
Connecticut – 1.1%
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,382
Connecticut State Housing Mortgage Finance Program Authority Revenue Refunding Bonds, Series E-1,
2.35%, 11/15/40	2,850	2,882
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 9/1/31	1,000	1,136
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	5,000	6,338
5.00%, 10/1/35	5,000	6,297
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	1,725	1,745
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	8,000	9,985
		33,765
Delaware – 0.5%
Delaware State Transportation Authority GARVEE Refunding Bonds,
5.00%, 9/1/31	1,500	1,983
Delaware State Transportation Authority System Revenue Refunding Bonds,
5.00%, 7/1/30	10,000	13,428
		15,411

TAX-EXEMPT FIXED INCOME FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
District of Columbia – 1.8%
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/34	$2,500	$2,819
District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(1) (2) (3)	2,500	2,531
District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C,
5.00%, 10/1/39	5,000	5,684
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/26	2,000	2,024
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/26	2,500	3,043
5.00%, 10/1/30	2,630	3,273
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,510	5,950
10/1/29(6)	5,000	6,501
10/1/30(6)	5,000	6,604
10/1/46(6)	3,000	3,884
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Green Bonds, Series A,
5.00%, 7/15/33	5,000	6,779
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	3,000	3,670
5.00%, 7/1/43	2,000	2,428
		55,190
Florida – 4.0%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,828
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/30	2,000	2,577
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Florida – 4.0%continued
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(4)	$6,185	$6,879
Broward County Airport System Revenue Bonds, Series Q-1, Prerefunded,
5.00%, 10/1/22(4)	1,295	1,373
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 9/1/21(4)	1,340	1,351
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	330	333
5.00%, 9/1/25	330	333
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 9/1/21(4)	1,665	1,678
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	835	841
Broward County School District G.O. Unlimited Bonds,
5.00%, 7/1/35	6,180	7,762
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,
4.00%, 7/1/35	6,500	7,459
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,378
Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	2,000	2,484
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	5,000	5,100
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	1,000	1,213

NORTHERN FUNDS QUARTERLY REPORT     47    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Florida – 4.0%continued
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, Prerefunded,
5.38%, 10/1/22(4)	$3,395	$3,438
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	5,000	5,356
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,828
Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,
5.00%, 10/1/44	4,000	4,553
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
4.00%, 8/1/45	3,000	3,556
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/30	5,500	5,824
Lee County School Board Refunding COPS,
5.00%, 8/1/22	800	842
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	1,320	1,502
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/37	650	740
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	1,500	1,505
Miami-Dade County Florida Subordinate Water & Sewer System Revenue Bonds,
10/1/38(6)	2,400	2,907
Miami-Dade County Housing Finance Authority Multifamily Housing Variable Revenue Bonds, Platform 3750 II LLC,
0.25%, 8/1/23(1) (2) (3)	2,500	2,502
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Florida – 4.0%continued
Miami-Dade County School Board COPS, Series A,
5.00%, 5/1/32	$5,000	$5,431
Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,
1.15%, 10/1/25	500	502
Miami-Dade County Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/23	2,000	2,212
Miami-Dade County Water & Sewer System Revenue Bonds,
5.00%, 10/1/32	1,250	1,687
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/22	2,500	2,660
Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),
0.35%, 10/1/22(1) (2) (3)	5,000	5,003
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2) (3)	1,000	1,014
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(4)	80	81
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,920	4,979
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	6,141
Pasco County School Board Refunding COPS, Series A,
5.00%, 8/1/32	2,000	2,763
Pinellas County School Board COPS, Series A, Master Lease Program,
5.00%, 7/1/32	1,500	2,001
Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,
5.25%, 6/1/23(4)	10,000	10,966
		124,582

TAX-EXEMPT FIXED INCOME FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Georgia – 2.7%
Atlanta Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/30	$1,500	$1,965
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,507
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/31	10,965	14,004
4.00%, 7/1/36	5,000	5,970
Georgia State G.O. Unlimited Refunding Bonds, Series A, Bidding Group 1,
7/1/32(6)	10,000	13,728
Georgia State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 1/1/28	5,745	7,091
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	2,500	2,655
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,365
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	14,500	15,555
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	9,755	10,534
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,915
		82,289
Hawaii – 1.4%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,025	1,299
5.00%, 7/1/30	1,250	1,570
5.00%, 7/1/43	5,000	6,121
Hawaii State G.O. Unlimited Refunding Bonds, Series EP,
5.00%, 8/1/26	10,000	11,401
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Hawaii – 1.4%continued
Hawaii State Taxable G.O. Unlimited Bonds, Series FZ,
0.67%, 8/1/25	$5,000	$4,950
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	5,687
Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,
5.00%, 7/1/27	11,755	13,838
		44,866
Illinois – 3.4%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,877
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),
5.50%, 1/1/30	2,025	2,171
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,675
Chicago O'Hare International Airport Revenue Refunding Bonds, Series B,
5.00%, 1/1/29	5,000	5,757
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series C (AMT),
5.25%, 1/1/27	500	535
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 1/1/22(4)	5,000	5,116
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 1/1/34	10,000	12,931
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	6,243
5.25%, 11/15/35	5,000	6,340

NORTHERN FUNDS QUARTERLY REPORT     49    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Illinois – 3.4%continued
Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	$5,000	$5,963
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,276
Illinois State Finance Authority Revenue Bonds, Series B-1, OSF Healthcare System,
5.00%, 11/15/24(1) (2) (3)	1,000	1,128
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,367
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,762
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
5.00%, 8/15/21	1,000	1,006
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	2,270
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/25	2,000	2,374
Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,
5.00%, 8/15/31(1) (2) (3)	3,850	5,202
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	7,000	7,909
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	2,076
5.00%, 1/1/41	3,000	3,571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Illinois – 3.4%continued
Lake Cook Kane & Mchenry County Community Unit School District No. 220 G.O. Unlimited Bonds, Barrington,
5.00%, 12/1/30	$3,835	$5,157
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,188
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	4,765	4,969
University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,885	2,099
University of Illinois Revenues Auxiliary Facilities System Revenue Refunding Bonds, Series A,
5.00%, 4/1/26	2,000	2,152
Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,801
		103,915
Indiana – 1.6%
Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 1/15/30	2,180	2,690
Center Grove Multi-Facility School Building Corp. Revenue Bonds, Series C (State Intercept Program),
5.50%, 7/10/32	1,100	1,508
Finance Wastewater Utilities Revenue Refunding Bonds, First Lien CWA Authority, Project S,
10/1/30(6)	3,000	4,009
10/1/41(6)	3,000	3,308
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
5.25%, 10/1/31	5,750	5,822
5.25%, 10/1/38	2,980	3,018

TAX-EXEMPT FIXED INCOME FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Indiana – 1.6%continued
4.25%, 10/1/44	$10,000	$10,969
Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,
5.00%, 12/1/40	4,000	4,627
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,500	2,865
Indiana State University Revenue Bonds, Series S, Student Fee,
4.00%, 10/1/37	1,855	2,140
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,267
5.00%, 7/15/30	1,190	1,561
4.00%, 7/15/31	1,080	1,344
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	205	205
5.50%, 1/10/24	1,135	1,221
Vinton-Tecumseh School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/30	1,125	1,458
5.00%, 7/15/30	1,150	1,503
		49,515
Iowa – 0.2%
Cedar Rapids Community School District Infrastructure Sales Services Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,900	1,990
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2) (3)	2,500	3,006
		4,996
Kansas – 0.3%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/22	5,000	5,243
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Kansas – 0.3%continued
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	$5,000	$4,980
		10,223
Kentucky – 3.5%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	5,333
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,636
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	4,524
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,
5.00%, 8/1/34	750	950
5.00%, 8/1/35	550	696
5.00%, 8/1/36	750	946
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,
4.00%, 6/1/25(1) (2) (3)	15,000	16,876
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(1) (2) (3)	10,000	11,915
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	26,725	29,684
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	2,500	2,522
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	15,000	15,213

NORTHERN FUNDS QUARTERLY REPORT     51    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Kentucky – 3.5%continued
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	$3,000	$3,054
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Refunding Bonds, Series B,
5.00%, 5/15/24	500	567
Louisville & Jefferson County Metropolitan Sewer District & Drainage System Subordinated BANS,
5.00%, 10/20/21	10,000	10,149
Trimble County Pollution Control Variable Revenue Refunding Bonds (AMT), Louisville Gas and Electric Co.,
1.30%, 9/1/27(1) (2) (3)	1,000	1,009
		109,074
Louisiana – 1.6%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2) (3)	2,500	2,562
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	7,658
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.00%, 5/15/28	400	507
5.00%, 5/15/30	700	921
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	3,424
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
5.00%, 4/1/45	5,000	6,342
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,808
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Louisiana – 1.6%continued
Louisiana State G.O. Unlimited Bonds, Series A, Prerefunded,
4.00%, 5/15/23(4)	$6,500	$6,963
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,157
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	4,000	4,884
Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,
5.00%, 6/15/24(4)	5,390	6,131
Louisiana State Highway Improvement Revenue Taxable Refunding Bonds, Series A,
0.90%, 6/15/26	500	496
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	1,505	1,825
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2) (3)	1,000	1,045
		50,723
Maryland – 1.9%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 10/1/31	1,455	1,913
Howard County G.O. Unlimited Refunding Bonds, Series D,
5.00%, 2/15/30	2,500	3,160
5.00%, 2/15/31	10,000	12,605
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,
5.00%, 8/1/30	10,000	12,767
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	5,000	5,362

TAX-EXEMPT FIXED INCOME FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Maryland – 1.9%continued
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 10/1/27	$10,000	$12,243
Maryland Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Project,
5.00%, 7/1/31	3,000	4,104
Saint Mary's County G.O. Unlimited Bonds,
5.00%, 8/1/24	500	572
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	6,051
		58,777
Massachusetts – 3.3%
Bay Transportation Authority Sales Taxable Revenue Refunding Bonds, Subordinate Series A-1,
5.00%, 7/1/31	1,000	1,369
Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/36	1,000	1,276
Boston Water & Sewer Commission Senior Lien General Revenue Refunding Bonds, Series A,
3.50%, 11/1/33	4,030	4,208
Clean Water Trust Revenue Bonds, Series 23A, Green Bond,
5.00%, 2/1/30	1,830	2,443
5.00%, 2/1/40	7,540	10,006
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	2,000	2,269
Massachusetts G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.50%, 8/1/30	1,200	1,661
Massachusetts G.O. Limited Refunding Bonds, Series B,
2.00%, 4/1/50	3,000	2,771
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(7)	3,000	2,636
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Massachusetts – 3.3%continued
Massachusetts State Clean Water Trust Sustainability Revenue Bonds, Series 23B,
5.00%, 2/1/40	$10,000	$13,271
Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,
5.00%, 11/1/29	1,850	2,450
Massachusetts State Development Finance Agency Revenue Bonds, Series V,
5.00%, 7/1/55	4,000	6,515
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
5.00%, 10/1/32	1,715	2,277
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	2,041
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University Issue,
5.00%, 10/15/30	5,000	6,800
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,
5.00%, 7/1/39	1,500	1,922
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	643
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,
5.50%, 7/1/32	785	1,135
Massachusetts State School Building Authority Sales TRB, Senior Series A, Prerefunded,
5.00%, 5/15/23(4)	2,355	2,567
Massachusetts State School Building Authority Sales TRB, Series A, Social Bonds,
5.00%, 8/15/33	1,100	1,466

NORTHERN FUNDS QUARTERLY REPORT     53    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Massachusetts – 3.3%continued
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/39	$5,000	$6,090
Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,455
Massachusetts State Transportation Fund Commonwealth Revenue Bonds, Rail Enhancement Project,
5.00%, 6/1/46	2,000	2,563
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	5,000	6,294
Quincy G.O. Limited BANS,
1.00%, 6/10/22	5,000	5,043
University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1, Prerefunded,
4.00%, 11/1/22(4)	7,500	7,885
		101,056
Michigan – 1.5%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,862
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),
5.00%, 5/1/27	400	478
Kalamazoo County G.O. Limited Bonds,
3.00%, 5/1/33	2,220	2,507
Mason Public Schools District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/22	1,100	1,144
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/29	5,000	5,508
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, Prerefunded,
5.00%, 10/15/21(4)	10,000	10,140
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Michigan – 1.5%continued
Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/22(4)	$3,970	$4,210
Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Prerefunded,
5.00%, 12/1/22(4)	1,000	1,069
Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,
1.20%, 4/13/28(1) (2) (3)	1,250	1,254
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	1,000	1,001
Michigan State Strategic Fund Ltd. Obligation Taxable Revenue Bonds, Flint Water Advocacy,
9/1/25(6)	1,900	1,909
University of Michigan Taxable Revenue Refunding Bonds, Series B,
1.37%, 4/1/27	1,000	1,008
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/34	3,400	4,031
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	11,487
		47,608
Minnesota – 1.0%
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/21	20,000	20,404
Minnesota Housing Finance Agency Revenue Refunding Bonds, Series D (GNMA/FNMA/FHLMC Insured),
2.20%, 7/1/41	5,000	5,020
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/38	1,500	1,911

TAX-EXEMPT FIXED INCOME FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Minnesota – 1.0%continued
Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	$1,000	$1,143
Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,
5.00%, 8/1/22(4)	245	257
Saint Paul Independent School District No. 625 G.O. Unlimited Refunding Bonds, Series D (School District Credit Program),
5.00%, 2/1/22	1,770	1,820
		30,555
Mississippi – 0.2%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	1,005
Mississippi State G.O. Unlimited Bonds, Series A,
5.00%, 11/1/32	3,500	4,265
		5,270
Missouri – 1.0%
Kansas City IDA Airport Special Obligation Revenue Bonds, Kansas City International Airport Terminal Modernization Project,
4.00%, 3/1/35	2,250	2,713
Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,
4.00%, 1/1/42	3,000	3,531
Metropolitan Saint Louis Sewer District Wastewater System Revenue Bonds, Series B,
5.00%, 5/1/48	1,500	1,919
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,
5.00%, 5/1/30	5,000	6,204
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,751
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Missouri – 1.0%continued
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/23	$125	$136
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,
5.00%, 6/1/30	2,500	3,181
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C,
5.00%, 5/1/28(1) (2) (3)	5,000	6,343
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	2,710	3,706
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(7)	2,100	1,886
		31,370
Nebraska – 0.6%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	4,432
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,850
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/30	4,740	6,140
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(4)	3,000	3,085
		19,507
Nevada – 1.2%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/34	2,500	2,747

NORTHERN FUNDS QUARTERLY REPORT     55    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Nevada – 1.2%continued
Clark County G.O. Limited Bonds (AMBAC Insured),
3.00%, 11/1/33	$3,415	$3,420
Clark County School District G.O. Limited Bonds, Series A,
6/15/31(6)	5,000	6,722
Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured),
5.00%, 6/15/31	6,000	7,643
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
5.00%, 6/15/31	1,000	1,292
Clark County School District G.O. Limited Bonds, Series D,
4.00%, 6/15/34	6,200	6,932
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,279
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMT), Brightline West Passenger,
0.50%, 7/1/21(1) (2) (3)	1,500	1,500
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	7,072
		38,607
New Jersey – 1.1%
Bergen County G.O. Unlimited BANS, Series A,
1.00%, 6/9/22	10,000	10,085
Monmouth County Improvement Authority Revenue Notes, Series A (County Gtd.),
2.00%, 7/12/21	750	750
Morris County G.O. Unlimited,
2/1/32(6)	4,360	4,502
New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, Prerefunded,
5.00%, 3/1/22(4)	3,290	3,397
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New Jersey – 1.1%continued
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/28	$1,440	$1,813
5.00%, 6/15/34	500	634
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.00%, 6/15/34	1,000	1,252
5.25%, 6/15/43	2,500	3,115
New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, Transportation System,
5.00%, 12/15/27	1,500	1,872
New Jersey State Turnpike Authority Revenue Taxable Refunding Bonds, Series B,
1.48%, 1/1/28	6,045	6,011
		33,431
New Mexico – 0.4%
Albuquerque Municipal School District No. 12 G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/23	1,400	1,538
Central New Mexico Community College G.O. Limited Bonds, Series A,
4.00%, 8/15/28	2,100	2,508
New Mexico Severance Tax Revenue Bonds, Series A,
5.00%, 7/1/31	5,000	6,794
		10,840
New York – 13.7%
Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,
5.00%, 7/1/26	2,500	3,045
Nassau County G.O. Limited RANS, Series B,
2.00%, 1/7/22	5,000	5,049

TAX-EXEMPT FIXED INCOME FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New York – 13.7%continued
New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,
1.13%, 11/1/24(1) (2) (3)	$1,000	$1,006
New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,
3.88%, 11/1/28	4,060	4,199
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2) (3)	4,000	4,314
New York City Housing Development Corp. MFH Sustainability Revenue Refunding Bonds, Series C-1,
2.10%, 11/1/36	1,000	991
New York City Housing Development Corp. MFH Variable Revenue Bonds, Series F2, Sustainable Development Bonds (FHA Insured),
0.60%, 7/1/25(1) (2) (3)	2,000	1,993
New York City Housing Development Corp. MFH Variable Revenue Bonds, Sustainability Bonds (FHA Insured),
0.70%, 5/1/25(1) (2) (3)	5,000	5,007
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,
3.00%, 6/15/50	9,795	10,513
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	5,000	5,424
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	4,948
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
3.50%, 6/15/42	1,000	1,218
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New York – 13.7%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	$5,000	$6,226
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.00%, 6/15/29	3,500	4,173
5.25%, 6/15/36	2,500	3,130
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/31	4,765	5,583
5.00%, 6/15/39	8,000	9,304
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,758
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	10,039
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),
5.00%, 7/15/36	5,000	6,316
5.00%, 7/15/37	10,000	12,613
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Fiscal 2015,
5.00%, 8/1/32	2,500	2,849
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/31	5,000	5,140
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,016

NORTHERN FUNDS QUARTERLY REPORT     57    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New York – 13.7%continued
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	$2,000	$2,511
5.00%, 8/1/42	1,500	1,876
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,
5.00%, 2/1/30	5,000	5,140
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/30	2,500	3,361
5.00%, 11/1/31	3,000	4,065
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
4.00%, 5/1/42	2,000	2,389
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,
4.00%, 5/1/38	4,235	5,118
4.00%, 5/1/43	10,000	11,919
4.00%, 5/1/46	2,500	2,961
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 2,
5.00%, 11/1/21	10,000	10,161
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 11/1/45	2,175	2,570
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,227
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/43	2,500	2,982
4.00%, 2/1/46	2,500	2,966
4.00%, 2/1/49	16,985	20,088
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New York – 13.7%continued
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	$10,000	$12,545
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/34	2,750	3,480
5.00%, 3/1/37	3,700	4,572
4.00%, 3/1/41	5,000	5,782
4.00%, 3/1/42	5,000	5,767
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/30	5,000	5,476
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/36	1,150	1,427
5.00%, 4/1/43	2,000	2,455
New York G.O. Unlimited Refunding Bonds, Series E,
5.00%, 8/1/28	1,045	1,272
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	170	171
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,164
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	852
5.00%, 10/8/32	575	735
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM Insured State Aid Withholding),
5.00%, 10/1/22	1,585	1,678

TAX-EXEMPT FIXED INCOME FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New York – 13.7%continued
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series C, Rockefeller,
4.00%, 7/1/49	$1,000	$1,189
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),
5.50%, 3/15/30	7,040	9,618
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/50	2,500	4,065
New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,
5.00%, 3/15/42	5,000	6,329
New York State Dormitory Authority Sales TRB, Series A, Group B,
5.00%, 3/15/28	1,910	2,346
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	4,579
New York State Dormitory Authority Sales TRB, Series A, Prerefunded,
5.00%, 3/15/23(4)	10,000	10,824
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	300	401
5.25%, 3/15/39	2,000	2,566
4.00%, 3/15/41	5,000	6,014
4.00%, 3/15/47	5,000	5,946
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/47	5,000	5,911
4.00%, 3/15/48	2,000	2,363
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/35	2,000	2,099
3.25%, 3/15/36	10,000	10,497
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New York – 13.7%continued
New York State Dormitory Authority State Personal Income Tax Taxable Revenue Refunding Bonds, Series F,
3.03%, 2/15/33	$2,500	$2,724
New York State Dormitory Authority State Personal Income Taxable Revenue Bonds,
2.15%, 3/15/31	3,500	3,544
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,393
New York State Dormitory Authority State Personal Income TRB, Series B,
5.00%, 3/15/33	1,490	1,541
New York State Dormitory Authority State Supported Debt Department of Health Revenue Refunding Bonds, Series A,
5.00%, 7/1/23	645	707
New York State G.O. Unlimited Bonds, Series A, Prerefunded,
3.00%, 3/1/23(4)	2,280	2,387
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,500	1,521
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	3,000	3,005
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMa Insured),
0.65%, 11/1/25(1) (2) (3)	2,500	2,500
New York State Housing Finance Agency Sustainability Revenue Bonds, Series K,
1.45%, 5/1/23	5,000	5,030
New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,794

NORTHERN FUNDS QUARTERLY REPORT     59    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New York – 13.7%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	$350	$460
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	735
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	6,281
5.00%, 3/15/40	2,500	3,124
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	1,500	1,610
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/25	1,550	1,674
New York State Urban Development Corp. Revenue Refunding Bonds, Series E, Group 3,
4.00%, 3/15/42	2,330	2,750
4.00%, 3/15/46	2,395	2,808
New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
3.00%, 3/15/48	5,000	5,367
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,675
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
1.40%, 8/1/27	5,000	5,008
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),
5.00%, 9/1/26	1,130	1,283
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
New York – 13.7%continued
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	$2,000	$2,524
5.00%, 9/15/29	5,000	6,264
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/22	1,000	1,063
5.00%, 10/15/28	2,500	2,886
5.00%, 10/15/29	2,500	2,886
4.00%, 10/15/32	1,000	1,122
Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 0.41%, 2/1/24(1) (3)	1,500	1,499
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
5.00%, 9/1/39	1,500	1,926
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,962
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	1,000	1,109
		425,478
North Carolina – 1.4%
Charlotte COPS, Series B,
3.00%, 6/1/22	7,430	7,447
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,834
Charlotte Water & Sewer System Revenue Refunding Bonds,
5.00%, 7/1/30	1,000	1,348
5.00%, 7/1/31	5,000	6,362
4.00%, 7/1/36	6,790	7,660

TAX-EXEMPT FIXED INCOME FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
North Carolina – 1.4%continued
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,
5.00%, 1/15/35	$5,000	$6,255
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
5.00%, 12/2/24(1) (2) (3)	4,000	4,631
Durham Housing Authority MFH Revenue Bonds, JJ Henderson,
0.30%, 6/1/23(1) (2) (3)	3,000	2,996
University of North Carolina at Chapel Hill Hospital Revenue Bonds, University of North Carolina Hospital,
5.00%, 2/1/49	1,500	2,351
		42,884
Ohio – 0.7%
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project,
5.00%, 11/15/49	2,500	3,898
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	126
4.00%, 12/1/35	300	352
Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,
4.00%, 2/1/32	2,500	2,595
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,709
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series C,
4.00%, 8/1/21	5,000	5,016
Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,
5.00%, 2/15/28	2,000	2,469
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Ohio – 0.7%continued
Ohio State University Revenue Bonds, Series A,
5.00%, 12/1/39	$5,000	$5,704
		21,869
Oregon – 0.3%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	1,600	1,953
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
2.50%, 8/15/35	2,500	2,606
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,503
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured),
5.00%, 4/1/27	1,315	1,534
Oregon State Taxable G.O. Unlimited Bonds, Series D, Article XI-Q State Project,
0.50%, 5/1/22	685	687
Oregon State Taxable G.O. Unlimited Refunding Bonds, Series G, Higher Education,
0.80%, 8/1/25	500	499
		9,782
Pennsylvania – 2.6%
Commonwealth Financing Authority Taxable Revenue Bonds, Series A,
3.81%, 6/1/41	2,000	2,316
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/25	1,000	1,169
5.00%, 6/1/26	1,500	1,808
5.00%, 6/1/27	3,000	3,712
5.00%, 6/1/31	2,000	2,480
Lower Merion School District G.O. Limited Bonds (State Aid Withholding),
4.00%, 11/15/30	4,120	5,020

NORTHERN FUNDS QUARTERLY REPORT     61    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Pennsylvania – 2.6%continued
Monroe County G.O. Unlimited, Series A,
4.00%, 7/15/33	$2,720	$3,308
Montgomery County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/22	915	945
Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding), Prerefunded,
5.00%, 11/1/23(4)	5,000	5,559
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	5,000	5,177
4.00%, 6/1/30	5,555	5,751
4.00%, 3/15/35	5,000	5,596
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/29	4,500	5,904
5.00%, 8/15/37	5,000	6,178
Pennsylvania State Turnpike Commission Revenue Bonds, Series A,
5.00%, 12/1/38	5,000	5,745
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	11,635	14,737
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
12/1/32(6)	1,200	1,608
Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.68%, 12/1/23(1) (3)	3,500	3,532
		80,545
Rhode Island – 0.2%
Rhode Island Housing & Mortgage Finance Corp. Variable Revenue Bonds, Sustainability Bonds (HUD Sector 8 Program),
0.45%, 10/1/23(1) (2) (3)	1,000	1,001
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Rhode Island – 0.2%continued
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	$2,630	$2,794
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,004
		4,799
South Carolina – 2.4%
Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,
5.00%, 3/1/30	1,000	1,296
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.00%, 11/1/21(4)	2,500	2,541
Charleston County School District G.O. Unlimited BANS, Series C, Phase V (SCSDE Insured),
4.00%, 5/11/22	4,460	4,610
Florence County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 6/1/23	10,000	10,922
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(1) (2) (3)	10,000	10,854
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	4,815	5,617
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	581
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A,
10/1/33(6)	10,000	12,612

TAX-EXEMPT FIXED INCOME FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
South Carolina – 2.4%continued
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 10/1/21(4)	$1,270	$1,285
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 0.51%, 10/1/22(1) (3)	24,765	24,775
		75,093
Tennessee – 1.2%
Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/36	1,000	1,165
4.00%, 8/1/38	1,000	1,158
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,133
Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/31	1,000	1,343
Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,
5.00%, 7/1/29	5,000	6,392
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.00%, 10/1/38	1,000	1,226
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	10,000	11,388
4.00%, 9/1/28(1) (2) (3)	10,000	11,998
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2) (3)	2,500	2,830
		38,633
Texas – 6.9%
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/22	100	103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Texas – 6.9%continued
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	$500	$579
Central Regional Mobility Authority Senior Lien Revenue Bonds,
5.00%, 1/1/43	1,930	2,319
Central Texas Regional Mobility Authority Revenue Bonds, Series B,
5.00%, 1/1/38	800	1,040
5.00%, 1/1/39	900	1,167
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	10,000	13,063
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),
1.95%, 8/1/22(1) (2) (3)	2,110	2,148
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,500	1,514
Frisco Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/28	5,755	6,922
Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.75%, 8/15/25(1) (2) (3)	5,000	5,002
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,500	2,501
Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,
5.00%, 12/1/24(4)	3,500	4,053
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 0.33%, 8/16/21(1) (3)	1,900	1,900
Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),
0.68%, 8/15/25(1) (2) (3)	1,750	1,744

NORTHERN FUNDS QUARTERLY REPORT     63    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Texas – 6.9%continued
Lone Star College System Revenue Refunding Bonds,
2/15/35(6)	$1,980	$2,409
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,
4.75%, 1/1/28	3,815	4,388
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/25	1,125	1,206
5.00%, 1/1/35	3,000	4,311
5.00%, 1/1/38	3,000	3,703
5.00%, 1/1/39	5,000	6,160
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	2,075
Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),
1.50%, 8/15/24(1) (2) (3)	1,500	1,547
Pflugerville Independent School District Tax School Building G.O. Unlimited Bonds, Series 2014 (PSF, Gtd.),
4.00%, 2/15/33	6,620	7,268
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.75%, 12/1/25(1) (2) (3)	1,000	1,047
San Antonio Taxable G.O. Limited Refunding Bonds,
1.64%, 2/1/30	5,000	5,001
San Antonio Water Revenue Refunding Bonds, Junior Lien, Series A,
5/15/41(6)	1,685	2,043
Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,
5.00%, 5/15/23(4)	5,000	5,445
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,885
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,
5.00%, 10/1/23	70	78
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Texas – 6.9%continued
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/30	$2,750	$3,609
5.00%, 12/15/31	2,200	2,932
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 12/31/31	3,000	3,643
Texas State TRANS,
4.00%, 8/26/21	91,650	92,200
Texas State Transportation Commission Central Turnpike System Taxable Revenue Refunding Bonds, Series B,
1.98%, 8/15/22(1) (2) (3)	750	763
Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,
4.00%, 4/1/24(4)	5,000	5,513
5.00%, 4/1/24(4)	1,500	1,695
Texas State Water Development Board TRB, Series B,
2.28%, 10/15/27	315	332
2.33%, 10/15/28	295	311
Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	4,000	4,016
Texas State Water Financial Assistance G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 8/1/21	3,000	3,012
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/22	750	791
Wichita Falls Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 2/1/29	850	1,043
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
2.25%, 8/15/41(2) (3)	1,750	1,781
		214,262

TAX-EXEMPT FIXED INCOME FUNDS    64    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Utah – 0.6%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/26	$1,500	$1,805
University of Utah Revenue Bonds, Series A,
5.00%, 8/1/44	1,605	1,992
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 6/15/25(4)	2,000	2,361
Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),
5.25%, 6/15/32	10,000	13,701
		19,859
Vermont – 0.0%
Vermont G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	1,425	1,502
Virginia – 2.7%
Fairfax County G.O. Unlimited Bonds, Series A (State Aid Withholding),
4.00%, 10/1/29	6,140	7,652
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/31	5,280	6,891
Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 7/1/24(4)	3,465	3,947
Henrico County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 8/1/31	3,550	4,677
Henrico County Water & Sewer System Revenue Bonds,
4.00%, 5/1/46	10,000	11,640
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,387
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(4)	1,500	1,591
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Virginia – 2.7%continued
Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,
5.00%, 7/1/47	$2,500	$3,855
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2) (3)	4,425	5,775
Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded,
5.00%, 7/1/25(4)	5,000	5,909
Virginia Public Building Authority Public Facilities Taxable Revenue Refunding Bonds, Series B,
0.99%, 8/1/26	635	633
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.38%, 2/1/23(4)	2,015	2,149
4.50%, 2/1/23(4)	5,500	5,877
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	880
1.70%, 5/1/32	895	896
2.00%, 5/1/37	1,945	1,943
2.05%, 5/1/38	1,000	1,001
2.10%, 5/1/39	1,020	1,023
2.15%, 5/1/40	1,045	1,046
2.20%, 5/1/41	1,070	1,072
2.40%, 5/1/51	2,350	2,317
Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),
5.00%, 3/1/30	5,365	6,828
Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,
5.50%, 10/1/22	1,000	1,067
Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project,
5.00%, 1/1/44	1,000	1,023

NORTHERN FUNDS QUARTERLY REPORT     65    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Virginia – 2.7%continued
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
4.00%, 1/1/45	$2,000	$2,224
3.38%, 1/1/51	1,000	1,046
		84,349
Washington – 2.3%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, Series S-1,
5.00%, 11/1/46	2,500	3,849
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/22	5,000	5,244
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	12,240
Port of Seattle Revenue Refunding Bonds, Series A,
5.00%, 8/1/27	2,430	2,554
5.00%, 8/1/30	3,000	3,152
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	2,140
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	10,000	12,596
Washington State G.O. Unlimited Refunding Bonds, Series D,
4.00%, 7/1/32	4,740	6,028
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
4.00%, 7/1/28	5,000	5,186
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,981
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	1,000	1,166
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	3,000	3,337
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Washington – 2.3%continued
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201,
5.00%, 7/1/24	$2,925	$2,925
Washington State Refunding COPS, Series B,
5.00%, 7/1/38	2,450	3,274
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
2.75%, 2/1/27	1,160	1,176
		69,848
West Virginia – 0.3%
West Virginia State University Revenue Bonds, Series A, West Virginia University Project,
5.00%, 10/1/41	2,750	3,651
5.00%, 10/1/42	2,460	3,257
West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, Prerefunded,
5.00%, 10/1/22(4)	1,745	1,851
		8,759
Wisconsin – 1.2%
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
5.00%, 7/1/40	325	414
5.00%, 7/1/41	375	477
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	2,681
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	5,000	5,948
Wisconsin State G.O. Unlimited Bonds, Series B,
4.00%, 5/1/30	3,250	3,842
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	3,445

TAX-EXEMPT FIXED INCOME FUNDS    66    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 86.9%continued
Wisconsin – 1.2%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	$670	$805
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,878
4.00%, 4/1/39	5,000	5,856
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	950	1,007
Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	4,000	4,018
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.50%, 11/1/24(1) (2) (3)	2,000	1,998
Wisconsin State Taxable G.O. Unlimited Refunding Bonds, Series 3,
0.80%, 5/1/26	2,000	1,980
		37,349
Wyoming – 0.2%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	241
4.00%, 5/1/38	425	508
University of Wyoming University Revenue Refunding Bonds, State of Wyoming University Revenue Bond Supplemental,
5.00%, 6/1/30	5,035	6,725
		7,474
Total Municipal Bonds
(Cost $2,578,670)		2,694,734

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	256,782,331	$256,782
Total Investment Companies
(Cost $256,782)		256,782

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 6.5%
Anchorage G.O. Unlimited TANS, 1.50%, 12/15/21	$5,000	$5,032
Baltimore County G.O. Unlimited BANS, 4.00%, 3/23/22	10,000	10,284
California State Educational Facilities Authority Adjustable Revenue Bonds, California Institute of Technology, 0.01%, 7/8/21(1) (3) (10)	1,600	1,600
California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology, 0.01%, 7/8/21(1) (3) (10)	650	650
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(1) (2) (3) (11)	6,250	6,250
Charleston County School District G.O. Unlimited BANS, Series A (SCSDE Insured), 5.00%, 11/16/21	10,000	10,184
Cobb County School District Short-Term Construction G.O. Limited Notes, 1.50%, 12/15/21	3,300	3,321
Cook County Community Consolidated School District No. 34 TRB, 5.00%, 12/1/21	1,700	1,734
Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 0.27%, 10/1/21(1) (2) (3)	3,600	3,601
Jersey City G.O. Unlimited BANS, Series A, 1.50%, 1/12/22	5,000	5,038
Los Angeles County Schools Pooled Financing Program COPS, Series B-1, 2.00%, 12/30/21	12,490	12,608

NORTHERN FUNDS QUARTERLY REPORT     67    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.5%continued
Los Angeles TRANS, 4.00%, 6/23/22	$25,000	$25,948
Montgomery County Variable G.O. Unlimited Bonds, Series E, 0.03%, 7/1/21(1) (3) (10)	12,595	12,595
Nassau County G.O. Limited RANS, Series A, 2.00%, 12/10/21	10,000	10,083
Nassau County G.O. Limited TANS, Series A, 2.00%, 9/15/21	30,000	30,117
Nassau County G.O. Limited TANS, Series B, 2.00%, 12/10/21	10,000	10,084
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 0.01%, 7/1/21(1) (3) (10)	15,320	15,320
Ohio State University Variable Revenue Bonds, Series B-1, 0.03%, 7/8/21(1) (3) (10)	1,925	1,925
Ohio State Water Development Authority Water Pollution Control Variable Revenue Bonds, Series A, 0.02%, 7/8/21(1) (3) (10)	2,140	2,140
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, 2.00%, 12/1/21(1) (2) (3)	1,500	1,502
San Diego Unified School District G.O. Unlimited Bonds, Series K-2, 4.00%, 7/1/21	5,000	5,000
Westchester County G.O. Limited TANS, Series B, 2.00%, 10/18/21	25,000	25,140
Total Short-Term Investments
(Cost $200,151)		200,156

Total Investments – 102.0%
(Cost $3,045,453)		3,161,353
Liabilities less Other Assets – (2.0%)		(61,729)
NET ASSETS – 100.0%		$3,099,624

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Step coupon bond. Rate as of June 30, 2021 is disclosed.
(6)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of June 30, 2021 is disclosed.
(10)	Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(11)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

CSCDA - California Statewide Communities Development Authority

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HDA - Housing Develoment Authority

TAX-EXEMPT FIXED INCOME FUNDS    68    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Airport	5.6%
General	23.4
General Obligation	19.9
Higher Education	5.1
School District	7.0
Short-Term Investments	8.3
Transportation	8.0
Water	8.4
All other sectors less than 5%	16.3
Total Investments	102.0
Liabilities less Other Assets	(2.0)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds(1)	$—	$9,681	$—	$9,681
Municipal Bonds(1)	—	2,694,734	—	2,694,734
Investment Companies	256,782	—	—	256,782
Short-Term Investments	—	200,156	—	200,156
Total Investments	$256,782	$2,904,571	$—	$3,161,353

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$246,853	$349,092	$339,163	$—	$256,782	256,782,331
NORTHERN FUNDS QUARTERLY REPORT     69    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 88.7%
Alabama – 0.3%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/24	$400	$441
4.00%, 6/1/25	470	531
Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	1,500	1,706
		2,678
Arizona – 1.0%
Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,367
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	500	524
Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,
5.00%, 7/1/25	2,000	2,358
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series E, School Improvement Project of 2012,
5.00%, 7/1/21	2,370	2,370
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A,
5.00%, 7/1/21	1,250	1,250
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, Prerefunded,
5.00%, 7/1/25(4)	1,355	1,602
		9,471
Arkansas – 0.1%
Bryant School District No. 25 Refunding G.O. Limited Bonds (State Aid Withholding),
1.00%, 2/1/25	1,195	1,212
California – 7.7%
California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	92
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
California – 7.7%continued
California State Educational Facilities Authority Revenue Refunding Bonds, Series A, Chapman University,
5.00%, 4/1/28	$1,000	$1,274
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/25	6,155	7,298
5.00%, 8/1/26	2,825	3,457
5.00%, 12/1/27	2,750	3,484
5.00%, 11/1/28	2,800	3,624
California State G.O. Unlimited Refunding Bonds, Bid Group B,
5.00%, 11/1/27	5	6
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/33	5,000	5,613
California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,
5.00%, 11/15/25(4)	1,480	1,772
California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,
3.00%, 8/15/25(1) (2) (3)	5,000	5,522
California State Infrastructure & Economic Development First Lien Revenue Bonds, Bay Area Toll Bridges (FGIC Insured), Escrowed to Maturity,
5.00%, 7/1/25	1,315	1,557
California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),
2.00%, 7/1/24	1,200	1,201
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series C, Election of 2016,
2.00%, 8/1/26	5,660	6,059
Evergreen Elementary School District G.O. Unlimited Bonds,
3.00%, 8/1/25	2,000	2,205
Hermosa Beach City School District G.O. Unlimited Bonds, Series C,
3.00%, 8/1/28	510	585

TAX-EXEMPT FIXED INCOME FUNDS    70    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
California – 7.7%continued
Long Beach Harbor Revenue Notes, Series C,
4.00%, 7/15/21	$1,000	$1,001
Los Angeles County Development Authority Multifamily Housing Variable Revenue Bonds, Sunny Garden Apartments (HUD Sector 8 Program),
0.20%, 1/1/23(1) (2) (3)	3,000	2,997
Los Angeles County TRANS,
6/30/22(5)	8,200	8,517
Riverside Community College District Taxable G.O. Unlimited Refunding Bonds,
1.12%, 8/1/26	1,850	1,854
Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
7/1/26(5)	1,100	1,274
San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.10%, 3/1/27	1,600	1,579
San Jose Unified School District Santa Clara County Taxable G.O. Unlimited Refunding Bonds,
0.80%, 8/1/26	1,000	987
San Mateo-Foster City Public Financing Authority Wastewater Revenue Bonds, Series B,
8/1/25(5)	5,000	5,913
University of California Revenue Refunding Bonds, Series BH,
5.00%, 5/15/25	1,835	2,165
		70,036
Colorado – 0.9%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/24	1,000	1,068
Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	2,025	2,059
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Colorado – 0.9%continued
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	$3,000	$3,580
Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation,
5.00%, 11/19/26(1) (2) (3)	1,000	1,227
Weld County School District No. 6 Greeley G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/21	575	587
		8,521
Connecticut – 2.2%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/26	5,000	5,542
4.00%, 1/15/26	2,250	2,596
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,187
Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,209
Connecticut State G.O. Unlimited, Series B, Social Bonds,
3.00%, 6/1/25	1,750	1,922
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,382
West Hartford Connecticut G.O. Unlimited Taxable Bonds, Series B,
7/1/25(5)	1,500	1,510
		20,348
District of Columbia – 0.7%
Washington Convention & Sports Authority Dedicated Tax Revenue Senior Lien Taxable Revenue Refunding Bonds, Series C,
1.19%, 10/1/25	2,000	2,001

NORTHERN FUNDS QUARTERLY REPORT     71    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
District Of Columbia – 0.7%continued
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Green Bonds, Series A,
5.00%, 7/15/25	$4,000	$4,732
		6,733
Florida – 2.6%
Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	4,359
Cape Coral Water & Sewer Revenue Refunding Bonds (AGM Insured), Prerefunded,
5.00%, 10/1/21(4)	2,055	2,080
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/26	2,000	2,431
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	475	519
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,907
Florida State G.O. Unlimited Refunding Bonds, Series B, Department Transportation Right of Way,
4.00%, 7/1/29	5,005	5,005
Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/27	2,000	2,120
Miami-Dade County Housing Finance Authority Multifamily Housing Variable Revenue Bonds, Sunset Bay Apartments,
0.25%, 12/1/22(1) (2) (3)	2,500	2,500
Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,012
		23,933
Georgia – 3.4%
Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,283
Carroll County G.O. Unlimited Bonds,
5.00%, 6/1/25	2,875	3,384
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Georgia – 3.4%continued
Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	$2,000	$2,475
Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	2,000	2,351
5.00%, 6/1/26	1,230	1,493
Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/26	3,070	3,726
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	5,000	5,364
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,672
Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	5,000	5,572
Northwest Housing Authority MFH Revenue Bonds, Spring Grove Apartments Project (HUD Sector 8 Program),
0.25%, 10/1/23(1) (2) (3)	1,450	1,447
		30,767
Hawaii – 1.8%
Hawaii State G.O. Unlimited Bonds, Series EH, Unrefunded Balance,
5.00%, 8/1/28	2,000	2,193
Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/28	2,100	2,663
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,081
Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project,
5.00%, 9/1/23(1) (2) (3)	5,000	5,449
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	884
		16,270

TAX-EXEMPT FIXED INCOME FUNDS    72    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Illinois – 0.3%
Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	$1,315	$1,508
Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,200
		2,708
Indiana – 2.1%
Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/25	1,825	2,074
Finance Wastewater Utilities Revenue Refunding Bonds, First Lien CWA Authority, Project S,
10/1/25(5)	2,500	2,976
10/1/27(5)	1,200	1,512
Indiana Finance Authority Water Utility Second Lien Revenue Bonds, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,796
Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health,
5.00%, 12/1/22	4,000	4,273
Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, Prerefunded,
1.65%, 1/1/22(2) (3) (4)	6,000	6,044
		18,675
Iowa – 0.8%
Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,815	2,135
University of Iowa Facilities Corp. Revenue Refunding Bonds,
5.00%, 6/1/22	2,240	2,339
5.00%, 6/1/23	2,470	2,697
		7,171
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Kansas – 1.2%
Johnson County Internal Improvement G.O. Unlimited Bonds, Series A,
5.00%, 9/1/21	$835	$842
Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,375	1,377
Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,
0.75%, 6/15/24	6,635	6,637
Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(4)	1,000	1,187
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,242
		11,285
Kentucky – 1.2%
Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	8,725	9,691
Louisville & Jefferson County Metro Government G.O. Unlimited Bonds, Series A,
5.00%, 10/1/27	1,050	1,325
		11,016
Louisiana – 1.6%
Lafayette Parish G.O. Unlimited Refunding Bonds,
5.00%, 3/1/24	500	561
Lafayette Public Power Authority Electric Revenue Bonds,
5.00%, 11/1/26	1,900	2,018
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
5.00%, 4/1/26	1,550	1,864
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/29	6,810	7,028

NORTHERN FUNDS QUARTERLY REPORT     73    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Louisiana – 1.6%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	$2,495	$2,948
		14,419
Maine – 0.1%
Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),
1.30%, 7/1/26	1,000	1,001
Maryland – 0.4%
Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,406
Massachusetts – 4.7%
Arlington County G.O. Limited Bonds,
5.00%, 9/15/25	1,250	1,490
Brookline G.O. Limited Refunding Bonds,
4.00%, 2/15/25	3,645	4,126
Concord G.O. Limited Refunding Bonds, Municipal Purpose Loan,
4.00%, 9/15/23	500	542
Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,250	2,833
Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Subordinate Contracts,
5.00%, 1/1/23(1) (2) (3)	10,000	10,713
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,
5.00%, 10/1/27	1,000	1,259
Massachusetts State G.O. Limited bonds, Series A, Prerefunded,
4.50%, 12/1/21(4)	2,000	2,036
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Massachusetts – 4.7%continued
Massachusetts State G.O. Limited Refunding Bonds, Series E,
3.00%, 12/1/27	$1,190	$1,362
Massachusetts State HFA Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	725	724
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Prerefunded,
5.00%, 8/15/22(4)	10,000	10,542
Massachusetts State Variable G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/23(1) (2) (3)	5,000	5,460
Wellesley G.O. Unlimited Refunding Bonds,
5.00%, 4/1/25	1,450	1,701
		42,788
Michigan – 2.7%
Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	864
Lansing Board of Water & Light Utility System Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/21(4)	1,245	1,245
Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,478
Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JPMorgan Chase Bank N.A. LOC),
4.00%, 8/20/21	7,000	7,037
Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,547
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp.,
5.00%, 12/1/22	2,000	2,136

TAX-EXEMPT FIXED INCOME FUNDS    74    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Michigan – 2.7%continued
Michigan State Strategic Fund Ltd. Obligation Taxable Revenue Bonds, Flint Water Advocacy,
9/1/25(5)	$1,900	$1,909
Romeo Community School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
2.00%, 5/1/22	2,025	2,056
		24,272
Minnesota – 1.9%
Lakeville Independent School District No. 194 G.O. Unlimited Bonds, Series A (School District Credit Program),
3.00%, 2/1/26	1,445	1,604
3.00%, 2/1/27	1,410	1,587
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/21	11,625	11,860
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
5.00%, 10/1/21	2,030	2,054
		17,105
Missouri – 1.7%
Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,293
Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,675
Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,625
Lees Summit Moser G.O. Unlimited Bonds, Series A,
3.00%, 4/1/28	2,925	2,971
Saint Charles School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
3/1/25(5)	1,050	1,187
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Missouri – 1.7%continued
Saint Louis County School District No. R-7 G.O. Unlimited Bonds,
4.00%, 2/15/26	$3,180	$3,680
		15,431
Nevada – 1.5%
Clark County School District G.O. Limited Bonds, Series A,
6/15/26(5)	5,000	6,040
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
3.00%, 6/15/22	550	565
5.00%, 6/15/27	1,000	1,245
Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,446
		13,296
New Jersey – 1.8%
Mercer County G.O. Unlimited Refunding Bonds,
2.00%, 2/15/23	3,490	3,589
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	3,415
New Jersey State Turnpike Authority Revenue Taxable Refunding Bonds, Series B,
0.90%, 1/1/25	1,000	1,000
Passaic County G.O. Unlimited Bonds, Series A & C,
2.00%, 11/1/26	1,750	1,852
Union County G.O. Unlimited Bonds,
2.00%, 3/1/27	1,875	2,014
Union County G.O. Unlimited Refunding Bonds,
2.00%, 1/15/23	385	396
Washington Township Gloucester County G.O. Unlimited Bonds,
2.00%, 5/15/26	1,405	1,495

NORTHERN FUNDS QUARTERLY REPORT     75    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
New Jersey – 1.8%continued
West Windsor-Plainsboro Regional School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
2.25%, 8/1/26	$2,570	$2,780
		16,541
New Mexico – 0.6%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,675
New Mexico Severance Tax Revenue Bonds, Series A,
5.00%, 7/1/26	3,250	3,946
		5,621
New York – 12.5%
Brighton Central School District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 6/15/25	1,440	1,524
2.00%, 6/15/26	1,520	1,618
2.00%, 6/15/27	1,530	1,635
City of Fargo North Dakota G.O. Limited Refunding Bonds, Series A,
2.00%, 4/1/27	1,280	1,364
Dutchess County New York Public Improvement G.O. Limited Bonds, Series B,
2.00%, 4/1/26	1,250	1,326
Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/28	1,250	1,601
Metropolitan Transportation Authority Revenue BANS, Series B-1,
5.00%, 5/15/22	1,610	1,677
Metropolitan Transportation Authority Revenue Bonds, Series D, Prerefunded,
5.00%, 11/15/21(4)	2,500	2,545
New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	3,101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
New York – 12.5%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD,
5.00%, 6/15/25	$1,100	$1,299
5.00%, 6/15/26	2,000	2,438
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/26	2,000	2,056
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,263
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/23	1,000	1,100
5.00%, 2/1/29	3,295	3,689
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A,
5.00%, 11/1/23	960	976
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series D, Fiscal 2013,
5.00%, 11/1/22	1,290	1,373
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/26	5,925	6,305
5.00%, 11/1/27	5,150	5,480
New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	3,935
New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2) (3)	3,750	4,382
New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/22	1,260	1,326

TAX-EXEMPT FIXED INCOME FUNDS    76    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
New York – 12.5%continued
New York G.O. Unlimited Bonds, Series I, Subseries I-A,
5.00%, 4/1/27	$1,135	$1,409
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	1,105	1,347
New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,282
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/22	1,500	1,590
New York State Dormitory Authority State Personal Income Tax General Purpose Revenue Bonds, Series D, Unrefunded Balance,
5.00%, 2/15/27	1,225	1,262
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	645	727
5.00%, 3/15/29	2,600	3,380
New York State Dormitory Authority State Personal Income Taxable Revenue Bonds,
1.54%, 3/15/27	8,000	8,038
New York State Dormitory Authority State Supported Debt Third General Resolution Revenue Bonds, State University,
5.00%, 5/15/26	2,840	2,959
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds, New York City Municipal Water,
5.00%, 6/15/26	1,000	1,219
New York State HFA Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,507
New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,350	1,369
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
New York – 12.5%continued
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.10%, 5/1/23	$2,000	$2,002
2.13%, 11/1/23	1,000	1,001
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J,
2.50%, 5/1/22	1,570	1,572
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	4,000	4,007
New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A,
5.00%, 3/15/23	3,585	3,620
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/28	2,175	2,347
5.00%, 3/15/29	2,675	2,887
North Colonie Central School District G.O. Unlimited Bonds (State Aid Withholding),
7/15/26(5)	3,700	3,920
Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	7,500	7,987
Uniondale Union Free School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/23	1,675	1,822
5.00%, 5/1/24	1,955	2,214
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,733
		114,214
North Carolina – 0.6%
Forsyth County G.O. Unlimited Refunding Bonds,
3.00%, 4/1/28	2,995	3,450

NORTHERN FUNDS QUARTERLY REPORT     77    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
North Carolina – 0.6%continued
Wake County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/22	$1,500	$1,555
		5,005
North Dakota – 0.0%
City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A,
3.00%, 5/1/25	220	236
Ohio – 4.1%
Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/25	5,000	5,855
Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,138
Ohio State Common Schools G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 6/15/22(4)	2,205	2,307
Ohio State Conservation Projects G.O. Unlimited Bonds, Series A,
4.00%, 3/1/28	2,460	2,976
Ohio State G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	3,500	3,780
5.00%, 6/15/26	2,820	3,435
Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/22	1,500	1,561
5.00%, 5/1/25	1,350	1,587
5.00%, 5/1/26	1,350	1,638
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	6,138
Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	3,184
University of Cincinnati Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(4)	3,280	3,581
		37,180
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Oklahoma – 0.5%
Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	$1,000	$1,179
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
1.00%, 7/1/24	2,000	2,040
Tulsa Metropolitan Utility Authority Revenue Refunding Bonds, Series A,
1.00%, 7/1/21	1,000	1,000
		4,219
Oregon – 0.6%
Oregon State G.O. Unlimited Bonds, Article XI-Q State Projects,
5.00%, 5/1/25	2,250	2,646
Oregon State G.O. Unlimited Bonds, Series L, Escrowed to Maturity,
5.00%, 11/1/21	905	920
Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,772
		5,338
Pennsylvania – 1.2%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,398
Easton Area School District Refunding G.O. Limited Bonds, Series A (State Aid Withholding),
4.00%, 4/1/26	1,600	1,858
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 6/1/29	1,000	1,035
Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded,
5.00%, 4/1/23(4)	1,000	1,084
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A, Motor License Fund-Enhanced, Prerefunded,
5.00%, 12/1/22(4)	2,435	2,600

TAX-EXEMPT FIXED INCOME FUNDS    78    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Pennsylvania – 1.2%continued
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
12/1/25(5)	$1,700	$2,033
		11,008
South Carolina – 0.2%
County Square Redevelopment Corp. Installment Purchase Revenue BANS, Greenville County Project,
2.00%, 3/3/22	2,000	2,025
Tennessee – 1.8%
Hardin County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 6/1/24	540	613
Knox County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	2,170	2,725
Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 7/1/23(4)	6,055	6,635
Robertson County G.O. Unlimited Refunding Bonds,
5.00%, 6/1/25	1,000	1,173
Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	4,500	5,125
		16,271
Texas – 9.7%
Beaumont Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/23	1,150	1,238
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(1) (2) (3)	4,250	4,299
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/22(4)	750	801
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	1,500	1,843
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Texas – 9.7%continued
Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded,
5.00%, 8/15/23(4)	$615	$677
El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,102
5.00%, 8/15/27	1,000	1,258
Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,685	2,826
Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,500	1,514
Goose Creek Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.45%, 8/15/22(1) (2) (3)	4,000	4,014
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,000	2,001
Harris County Toll Road First Lien Revenue Refunding Bonds,
5.00%, 8/15/26	1,825	2,229
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/26	2,150	2,581
Houston Utility System First Lien Revenue Refunding Bonds, Series B,
5.00%, 11/15/21	4,165	4,240
Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.),
(Floating, ICE LIBOR USD 1M + 0.28%), 0.33%, 8/16/21(1) (3)	1,900	1,900
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/21	1,500	1,506

NORTHERN FUNDS QUARTERLY REPORT     79    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Texas – 9.7%continued
Laredo Certificates Obligation G.O. Limited Bonds,
5.00%, 2/15/23	$500	$538
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	985
Leander G.O. Limited Refunding Bonds,
5.00%, 8/15/21	550	553
5.00%, 8/15/22	500	527
Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,101
Leander Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	750	965
Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,330	1,466
McAllen Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/26	1,000	1,159
Midway Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/26	1,500	1,826
4.00%, 8/1/27	1,425	1,696
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2) (3)	1,490	1,540
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2) (3)	3,500	3,551
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	645	679
Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/28	915	1,157
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Texas – 9.7%continued
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	$1,400	$1,710
Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
9/1/28(5)	900	988
Texas State TRANS,
4.00%, 8/26/21	27,325	27,489
Texas State Variable G.O. Unlimited Refunding Bonds, Water Financial Assistance,
1.85%, 8/1/22(1) (2) (3)	895	896
Travis County Certificates Obligation G.O. Limited Bonds,
2.00%, 3/1/23	2,075	2,134
1.00%, 3/1/24	1,470	1,493
University of Texas Revenue Refunding Bonds, Series I,
5.00%, 8/15/21	1,500	1,509
West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	511
		88,502
Utah – 2.1%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,403
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 10/1/27	45	45
5.00%, 10/1/28	30	30
Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
5.00%, 8/1/24(1) (2) (3)	8,000	9,128
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/25	5,000	5,912
		19,518

TAX-EXEMPT FIXED INCOME FUNDS    80    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Virginia – 2.6%
Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/27	$4,555	$5,725
Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 10/1/26	5,000	5,900
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System,
5.00%, 5/15/23(1) (2) (3)	9,125	9,931
Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding),
5.00%, 8/1/21	1,260	1,265
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program),
5.00%, 11/1/22	1,110	1,182
		24,003
Washington – 5.9%
Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,500	1,603
Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,340	1,552
King County Lake Washington School District No. 414 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	3,000	3,680
King County School District No. 411 Issaquah G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/24	1,045	1,115
King County Sewer Revenue Refunding & Improvement Bonds, Series B,
5.00%, 7/1/25	5,000	5,906
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Washington – 5.9%continued
Pierce County Bethel School District No. 403 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/21	$850	$864
4.00%, 12/1/22	800	844
4.00%, 12/1/27	1,250	1,505
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	729
Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,715
Seattle G.O. Limited Refunding Bonds, Series A,
4.00%, 4/1/27	2,775	3,222
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	765
Snohomish County School District No. 201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/23	1,200	1,224
Spokane County School District No. 81 Spokane G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	2,200	2,700
Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/23	685	762
Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program),
4.25%, 12/1/28	2,445	2,534
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,928

NORTHERN FUNDS QUARTERLY REPORT     81    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Washington – 5.9%continued
Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/25	$1,000	$1,048
5.00%, 7/1/26	5,000	5,238
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/24	750	786
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/22	775	797
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2012C,
4.00%, 7/1/28	7,495	7,773
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	1,971
		53,261
West Virginia – 0.3%
West Virginia State University Revenue Bonds, Series B, Virginia University Projects, Prerefunded,
4.75%, 10/1/21(4)	2,595	2,625
Wisconsin – 3.3%
Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20,
3.00%, 4/1/26	825	911
Janesville G.O. Unlimited Promissory Notes, Series A,
2.00%, 2/1/22	455	460
Wisconsin State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/21	1,000	1,016
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2021-2,
5.00%, 5/1/27	5,000	6,254
Wisconsin State G.O. Unlimited Refunding Bonds, Series 3, Prerefunded,
5.00%, 11/1/22(4)	3,925	4,179
Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	645	744
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 88.7%continued
Wisconsin – 3.3%continued
Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	$1,000	$1,004
Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.40%, 11/1/23(1) (2) (3)	2,010	2,011
Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,885
Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded,
5.00%, 7/1/23(4)	7,505	8,224
		29,688
Total Municipal Bonds
(Cost $797,265)		807,797

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 10.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	92,759,004	$92,759
Total Investment Companies
(Cost $92,759)		92,759

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 4.2%
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger, 0.45%, 7/1/21(1) (2) (3) (8)	$2,500	$2,500
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue, 2.00%, 2/8/22(1) (2) (3)	7,075	7,152
King County Variable G.O. Limited Refunding Bonds, Series A, 0.03%, 7/1/21(1) (3) (9)	9,950	9,950
Madison Metropolitan School District TRANS, 2.00%, 9/2/21	2,175	2,182

TAX-EXEMPT FIXED INCOME FUNDS    82    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.2%continued
New York State HFA Variable Revenue Refunding Bonds, Affordable Housing (SonyMA Insured), 1.88%, 11/1/21(1) (2) (3)	$435	$435
Ohio State University Variable Revenue Bonds, Series B-1, 0.03%, 7/8/21(1) (3) (9)	5,325	5,325
Ohio State Variable G.O. Unlimited Bonds, Series B, Common Schools, 0.03%, 7/8/21(1) (3) (9)	8,460	8,460
San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B, 2.00%, 12/1/21(1) (2) (3)	2,000	2,003
Total Short-Term Investments
(Cost $37,930)		38,007

Total Investments – 103.1%
(Cost $927,954)		938,563
Liabilities less Other Assets – (3.1%)		(28,187)
NET ASSETS – 100.0%		$910,376

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of June 30, 2021 is disclosed.
(8)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(9)	Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CWA - Clean Water Act

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

FHA - Federal Housing Administration

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LCTCS - Louisiana Community and Technical College System

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MFH - Multi-Family Housing

NCROC - Northern California Retired Officers Community

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT     83    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	June 30, 2021 (UNAUDITED)
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
General	16.9%
General Obligation	31.7
Higher Education	5.4
Medical	5.9
School District	14.0
Short-Term Investments	10.2
Transportation	6.4
All other sectors less than 5%	12.6
Total Investments	103.1
Liabilities less Other Assets	(3.1)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds(1)	$—	$807,797	$—	$807,797
Investment Companies	92,759	—	—	92,759
Short-Term Investments	—	38,007	—	38,007
Total Investments	$92,759	$845,804	$—	$938,563

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$81,465	$149,032	$137,738	$—	$92,759	92,759,004
TAX-EXEMPT FIXED INCOME FUNDS    84    NORTHERN FUNDS QUARTERLY REPORT

Schedule of Investments
TAX-EXEMPT FUND	June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.1%
Health Care Facilities & Services – 0.1%
Baylor Scott & White Holdings,
1.78%, 11/15/30	$2,500	$2,446
Total Corporate Bonds
(Cost $2,500)		2,446

MUNICIPAL BONDS – 87.5%
Alabama – 0.9%
Birmingham G.O. Unlimited Convertible CABS, Series A, Prerefunded,
5.00%, 3/1/23(1)	815	880
Birmingham G.O. Unlimited Convertible CABS, Series A, Unrefunded Balance,
5.00%, 3/1/27	185	199
Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(2) (3) (4)	2,500	2,913
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(2) (3) (4)	5,000	6,236
City of Madison Board of Education Special Tax School Warrants,
4.00%, 2/1/44	4,540	5,293
Madison Water & Wastewater & Sewer Board Revenue Refunding Bonds,
3.00%, 12/1/50	1,500	1,595
		17,116
Arizona – 2.6%
Arizona Board Of Regents Revenue Bonds, Series A,
5.00%, 7/1/43	4,000	5,147
Arizona Board Of Regents Revenue Refunding Bonds, Series C, Arizona State University,
5.00%, 7/1/40	1,000	1,323
Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	2,000	2,381
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,428
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Arizona – 2.6%continued
Arizona IDA Hospital Revenue Bonds, Phoenix Children's Hospital,
4.00%, 2/1/50	$2,000	$2,320
Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,600	1,696
Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	1,485	1,793
Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	1,000	1,272
La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/51	580	647
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
4.00%, 7/1/50	5,000	5,762
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	1,500	1,636
Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	5,000	5,854
Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	2,500	3,808
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/39	5,000	5,704
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/39	4,000	4,943
Scottsdale Taxable G.O. Unlimited Refunding Bonds,
1.34%, 7/1/30	1,470	1,432
Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,216

NORTHERN FUNDS QUARTERLY REPORT     85    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Arizona – 2.6%continued
Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	$1,000	$1,068
		51,430
California – 9.5%
Berkeley TRANS,
1.75%, 7/27/21	5,905	5,912
California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	977	1,152
California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,488	4,083
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	1,230
California State Educational Facilities Authority Revenue Bonds, Series A, University of San Francisco,
5.25%, 10/1/55	2,000	3,314
California State Educational Facilities Authority Revenue Bonds, Series U-7, Stanford University,
5.00%, 6/1/46	1,000	1,574
California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University,
5.00%, 5/1/49	2,500	4,019
California State G.O. Unlimited Bonds,
3.00%, 12/1/46	4,060	4,393
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	857
5.00%, 11/1/30	1,350	1,818
California State G.O. Unlimited Refunding Bonds, Bid Group B,
5.00%, 11/1/29	5,000	6,611
California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 4/1/38	5,000	5,595
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
California – 9.5%continued
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
5.00%, 11/1/47	$5,000	$7,644
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
4.00%, 4/1/45	2,500	2,940
California State Infrastructure & Economic Development Bank Revenue Bonds (AMT), Brightline West Passenger,
0.45%, 7/1/21(2) (3) (4) (5)	6,250	6,250
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	5,000	5,038
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,408
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	1,065
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/23	1,000	1,111
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	6,034
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,
6.00%, 5/1/34	2,500	2,897
Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	1,000	1,187

TAX-EXEMPT FIXED INCOME FUNDS    86    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
California – 9.5%continued
Chino Valley Unified School District G.O. Limited Bonds, Series B,
4.00%, 8/1/45	$500	$597
CSCDA Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/32	1,000	1,178
Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,528
5.00%, 5/15/43	5,000	6,341
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,771
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	2,000	2,615
5.00%, 7/1/46	1,500	1,956
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,294
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	1,445	1,669
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	6,268
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,577
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/49	5,565	7,258
Metropolitan Water District of Southern California Revenue Bonds, Series A,
5.00%, 10/1/46	2,500	3,323
Moreno Valley Unified School District G.O. Unlimited, Series C (BAM Insured),
3.00%, 8/1/50	2,000	2,163
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
California – 9.5%continued
Morgan Hill Redevelopment Agency Successor Agency Taxable Allocation Refunding Bonds,
1.81%, 9/1/30	$2,000	$1,955
Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	1,000	1,136
Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(6)	2,000	1,046
Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	2,500	2,749
Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,179
Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.29%, 8/1/45(7) (8)	3,750	4,174
Porterville Water COPS, Water System Financing Project (AGM Insured),
4.00%, 8/15/50	1,000	1,175
Riverside Community College District Taxable G.O. Unlimited Refunding Bonds,
1.40%, 8/1/27	725	730
San Francisco Bay Area Rapid Transit District Sales G.O. Unlimited Bonds, Series C-1, Green Bonds,
3.00%, 8/1/50	5,000	5,368
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,819
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,
5.00%, 5/1/36	3,300	4,220
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,
5.00%, 11/1/50	5,000	6,193

NORTHERN FUNDS QUARTERLY REPORT     87    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
California – 9.5%continued
San Francisco Municipal Transportation Agency Revenue Bonds, Series C, Green Bond,
5.00%, 3/1/51	$1,970	$2,558
San Jose Unified School District Santa Clara County Taxable G.O. Unlimited Refunding Bonds,
1.22%, 8/1/28	1,000	986
San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,
4.00%, 8/1/29	2,000	2,317
Santa Monica Community College District Taxable G.O. Unlimited Refunding Bonds,
1.70%, 8/1/30	1,000	999
1.85%, 8/1/31	400	402
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded,
6.00%, 7/1/21(1)	1,100	1,100
Sequoia Union High School District Taxable G.O. Unlimited Refunding Bonds,
2.61%, 7/1/35	1,000	1,040
Simi Valley Unified School District G.O. Unlimited Bonds, Series C,
4.00%, 8/1/50	1,615	1,875
Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012,
(Step to 5.13% on 8/1/23), 1.42%, 8/1/41(7) (8)	3,200	3,629
South Placer Wastewater Authority Revenue Refunding Bonds, Series 2020,
5.00%, 11/1/35	1,000	1,436
University of California Revenue Refunding Bonds, Series BE,
4.00%, 5/15/47	5,000	5,944
University of California Revenue Refunding Bonds, Series Q, Limited Project,
5.00%, 5/15/46	4,000	5,255
University of California Taxable Revenue Bonds, Series BG,
1.32%, 5/15/27	7,000	7,021
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
California – 9.5%continued
Vacaville Unified School District G.O. Unlimited Series D,
4.00%, 8/1/45	$500	$580
		188,631
Colorado – 3.1%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	4,775	5,880
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	225	281
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	6,591
Aurora Water Revenue Refunding Bonds, Green Bonds,
5.00%, 8/1/41	4,000	4,813
Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	11,828
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	3,046
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,120
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/49	3,680	4,181
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	4,237
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT),
5.00%, 12/1/43	2,000	2,456

TAX-EXEMPT FIXED INCOME FUNDS    88    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Colorado – 3.1%continued
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(6)	$2,750	$1,604
0.00%, 8/1/39(6)	2,805	1,493
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,776
El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.25%, 9/15/24(1)	5,000	5,790
Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	6,368
Regional Transportation District Private Activity Revenue Refunding Bonds, Denver Transit Partners,
4.00%, 7/15/39	800	1,047
		62,511
Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University,
4.00%, 7/1/45	1,500	1,733
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,509
Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	3,169
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,745
		12,156
District of Columbia – 2.3%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	6,234
District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,122
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
District Of Columbia – 2.3%continued
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	$2,500	$2,913
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,470
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,000	5,293
10/1/29(9)	5,000	6,501
5.00%, 10/1/43	4,000	5,011
10/1/46(9)	2,000	2,590
10/1/51(9)	3,000	3,556
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Green Bonds, Series A,
5.00%, 7/15/33	2,750	3,729
Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	2,202
5.00%, 7/1/43	3,000	3,642
		45,263
Florida – 5.0%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	3,012
Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(1)	5,000	5,561
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 9/1/21(1)	1,495	1,507
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	410	413
5.00%, 9/1/25	330	333

NORTHERN FUNDS QUARTERLY REPORT     89    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Florida – 5.0%continued
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 9/1/21(1)	$1,680	$1,693
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	820	826
Central Florida Expressway Authority Senior Lien Revenue Bonds, Series B,
5.00%, 7/1/44	2,500	3,149
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,379
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	1,000	1,287
Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	2,500	2,550
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	2,274
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Florida Institute of Technology,
4.00%, 10/1/44	1,750	1,935
Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/49	3,000	3,577
Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,214
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,368
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Florida – 5.0%continued
Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	$2,500	$2,828
Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
3.50%, 8/1/55	1,150	1,269
Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	542
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,276
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,817
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,516
Miami-Dade County Florida Subordinate Water & Sewer System Revenue Bonds,
10/1/51(9)	5,000	5,917
Miami-Dade County G.O. Unlimited Bonds, Series A,
5.00%, 7/1/43	2,000	2,599
Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,
2.14%, 10/1/30	750	755
Miami-Dade County Transit System Sales Surtax Revenue Bonds, Prerefunded,
5.00%, 7/1/22(1)	10,000	10,484
Miami-Dade County Transit System Sales Surtax Revenue Bonds, Series A,
4.00%, 7/1/49	495	589
4.00%, 7/1/50	470	558
Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),
0.35%, 10/1/22(2) (3) (4)	5,000	5,003

TAX-EXEMPT FIXED INCOME FUNDS    90    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Florida – 5.0%continued
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(1)	$75	$76
Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	4,984
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,685
Pasco County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,250	1,727
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	5,000	5,506
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,118
Tampa-Hillsborough County Expressway Authority Taxable Revenue Refunding Bonds, Series B (BAM Insured),
2.64%, 7/1/36	1,000	1,033
2.69%, 7/1/37	1,470	1,515
		99,875
Georgia – 1.7%
Atlanta Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/29	2,300	2,977
Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,
2.75%, 1/1/52(10)	2,200	2,233
Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,
5.00%, 7/1/31	2,000	2,627
Georgia State G.O. Unlimited Refunding Bonds, Series A, Bidding Group 1,
7/1/32(9)	5,000	6,864
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Georgia – 1.7%continued
Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	$5,000	$5,310
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,365
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	608
5.00%, 5/15/49	1,000	1,523
Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(2) (3) (4)	1,650	1,782
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,915
		33,204
Hawaii – 0.5%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,871
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,485
Honolulu City & County Wastewater System Taxable Revenue Refunding Bonds, Series A,
1.00%, 7/1/27	1,265	1,244
1.47%, 7/1/30	1,500	1,472
		10,072
Idaho – 0.2%
Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/43	2,000	2,333
University of Idaho Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 4/1/40	1,285	1,689
		4,022
Illinois – 4.2%
Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,675

NORTHERN FUNDS QUARTERLY REPORT     91    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Illinois – 4.2%continued
Chicago O'Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	$2,000	$2,047
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D,
5.00%, 1/1/39	1,015	1,082
Chicago O'Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	3,100	3,653
Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/38	5,000	5,705
Du Page County Revenue Refunding Bonds, Morton Abroretum Project,
3.00%, 5/15/47	1,500	1,555
Dupage & Cook Counties Community Unit School District No. 205 G.O. Unlimited Refunding Bonds, Series A,
2.13%, 1/1/40	2,000	2,003
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,896
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,541
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,943
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/37	5,745	6,933
Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,762
5.00%, 1/1/44	2,500	3,016
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	2,756
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Illinois – 4.2%continued
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	$2,500	$2,665
4.00%, 5/15/50	3,150	3,678
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,741
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation,
3.00%, 8/15/48	3,500	3,734
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/33	2,250	3,167
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,366
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/44	2,500	3,141
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	2,000	2,380
Lake Cook Kane & Mchenry County Community Unit School District No. 220 G.O. Unlimited Bonds, Barrington,
3.00%, 12/1/33	2,500	2,827
Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,731
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,294
Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,801
		84,092

TAX-EXEMPT FIXED INCOME FUNDS    92    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Indiana – 0.8%
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(2) (3) (4)	$1,500	$1,502
Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(2) (3) (4)	1,125	1,124
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
5.25%, 10/1/38	3,150	3,190
4.25%, 10/1/44	3,000	3,291
Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,900	3,323
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,542
		14,972
Iowa – 0.2%
Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3) (4)	2,500	3,006
Kansas – 0.6%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/22	2,000	2,097
Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	5,000	4,980
Olathe City G.O. Unlimited Temporary Notes, Series A,
3.00%, 8/1/21	4,000	4,010
		11,087
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Kentucky – 2.5%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(2) (3) (4)	$1,500	$1,512
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	5,290
Carroll County PCR Refunding Bonds, Kentucky Utilities Co. Project,
1.55%, 9/1/26(2) (3) (4)	3,750	3,775
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,636
Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project,
4.00%, 3/1/49	330	372
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(2) (3) (4)	10,000	11,915
Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	10,142
Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,036
Louisville & Jefferson County Metropolitan Sewer District & Drainage System Subordinated BANS,
5.00%, 10/20/21	10,000	10,149
		50,827
Louisiana – 2.3%
Lafayette Parish School Board Sales TRB, Prerefunded,
5.00%, 4/1/27(1)	2,165	2,695

NORTHERN FUNDS QUARTERLY REPORT     93    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Louisiana – 2.3%continued
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	$7,250	$7,403
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,341
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
5.00%, 4/1/45	5,000	6,342
Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,808
Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A,
4.50%, 5/1/39	2,500	2,829
4.00%, 5/1/41	5,000	5,510
Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,158
Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	1,000	1,221
Louisiana State Highway Improvement Revenue Taxable Refunding Bonds, Series A,
1.54%, 6/15/29	1,880	1,872
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/31	1,510	1,826
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	6,001
		46,006
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Maine – 0.0%
Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),
2.09%, 7/1/29	$1,000	$1,012
Maryland – 0.3%
Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,230
Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	2,350	2,520
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	1,100	1,321
		5,071
Massachusetts – 4.4%
Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	4,323
Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	2,929
Massachusetts G.O. Limited Refunding Bonds, Series B,
2.00%, 4/1/50	2,000	1,847
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	2,500	2,197
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,623
Massachusetts State Clean Water Trust Sustainability Revenue Bonds, Series 23B,
5.00%, 2/1/40	3,215	4,267
Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), Prerefunded,
5.00%, 5/1/24(1)	1,000	1,134

TAX-EXEMPT FIXED INCOME FUNDS    94    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Massachusetts – 4.4%continued
Massachusetts State Development Finance Agency Revenue Bonds, Series V,
5.00%, 7/1/55	$4,000	$6,515
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University Issue,
5.00%, 10/15/30	3,000	4,080
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/36	445	558
5.00%, 7/1/38	340	425
Massachusetts State HFA Sustainability Revenue Bonds, Series A-1 (FHA Insured),
3.00%, 12/1/50	500	526
Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,099
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	3,191
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,475
Massachusetts State School Building Authority Sales Subordinate TRB, Series A,
5.25%, 2/15/48	5,000	6,314
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series B, Social Bonds,
0.79%, 8/15/24	5,000	5,035
Massachusetts State School Building Authority Sales TRB, Senior Series A, Prerefunded,
5.00%, 5/15/23(1)	2,370	2,583
Massachusetts State School Building Authority Senior Lien Sales TRB, Series A, Prerefunded,
5.00%, 5/15/23(1)	3,015	3,286
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Massachusetts – 4.4%continued
Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	$1,500	$1,827
5.00%, 11/15/39	2,500	3,045
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	5,038
Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,455
Massachusetts State Transportation Fund Commonwealth Revenue Bonds, Rail Enhancement Project,
5.00%, 6/1/46	2,000	2,563
Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	7,820	9,639
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,831
Quincy G.O. Limited BANS,
1.00%, 6/10/22	5,000	5,043
		87,848
Michigan – 1.7%
Chippewa Valley Schools G.O. Unlimited Bonds, School Building & Site (Q-SBLF Insured),
5.00%, 5/1/38	1,500	1,906
Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/32	1,000	1,322
5.00%, 5/1/33	1,000	1,317
Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,172
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,356

NORTHERN FUNDS QUARTERLY REPORT     95    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Michigan – 1.7%continued
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, Prerefunded,
5.50%, 10/15/21(1)	$3,565	$3,620
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, Prerefunded,
5.38%, 10/15/21(1)	5,000	5,075
Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,688
Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,498
Michigan State University Revenue Refunding Bonds, Series C,
4.00%, 2/15/44	2,650	3,118
Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,356
Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,112
		33,540
Minnesota – 1.3%
Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/21	20,000	20,404
Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	275	339
Minnesota Housing Finance Agency Revenue Refunding Bonds, Series D (GNMA/FNMA/FHLMC Insured),
2.20%, 7/1/41	5,000	5,020
		25,763
Mississippi – 0.0%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	1,005
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Missouri – 1.1%
Metropolitan Saint Louis Sewer District Wastewater System Revenue Bonds, Series B,
5.00%, 5/1/46	$3,060	$3,920
5.00%, 5/1/48	1,500	1,918
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,160
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(1)	1,605	1,879
Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Unrefunded Balance,
5.00%, 5/1/45	3,395	3,899
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,937
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,563
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, St. Luke's Health System,
4.00%, 11/15/50	1,000	1,166
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/39	2,450	3,319
		21,761
Montana – 0.0%
Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	80	87

TAX-EXEMPT FIXED INCOME FUNDS    96    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Nebraska – 1.0%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	$1,000	$1,202
5.00%, 11/15/37	1,000	1,200
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,850
5.00%, 2/1/42	4,250	5,248
Omaha Public Power District Electric Revenue Bonds, Series B,
4.00%, 2/1/46	5,000	5,084
Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(1)	2,210	2,273
		20,857
Nevada – 0.5%
Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,482
Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	2,000	2,319
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMT), Brightline West Passenger,
0.50%, 7/1/21(2) (3) (4)	1,500	1,500
		9,301
New Jersey – 0.6%
New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	2,000	2,528
New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	500	634
4.00%, 6/15/44	2,250	2,601
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	5,608
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
New Jersey – 0.6%continued
New Jersey State Turnpike Authority Revenue Taxable Refunding Bonds, Series B,
1.48%, 1/1/28	$1,000	$994
		12,365
New Mexico – 0.3%
New Mexico Severance Tax Revenue Bonds, Series A,
5.00%, 7/1/31	5,000	6,794
New York – 14.1%
Nassau County G.O. Limited RANS, Series B,
2.00%, 1/7/22	5,000	5,049
Nassau County Interim Finance Authority Revenue Taxable Refunding Bonds, Series B,
1.28%, 11/15/28	5,000	4,901
New York City Housing Development Corp. MFH Revenue Bonds, Series F-1, Sustainable Development Bonds (FHA Insured),
2.70%, 5/1/61	2,500	2,502
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,750	1,844
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	2,000	2,097
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,
5.00%, 6/15/50	1,500	1,926
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,169
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	2,500	2,675

NORTHERN FUNDS QUARTERLY REPORT     97    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
New York – 14.1%continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	$5,000	$6,302
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,504
5.00%, 6/15/39	1,800	2,211
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,326
New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	3,500	4,482
New York City Transitional Finance Authority Building Aid Fiscal 2015 Revenue Bonds, Series S (State Aid Withholding),
5.00%, 7/15/36	1,500	1,760
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,758
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	314
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	7,485	9,134
5.00%, 2/1/43	8,310	10,095
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
4.00%, 5/1/42	1,580	1,887
3.00%, 5/1/48	4,750	5,082
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
New York – 14.1%continued
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,
4.00%, 5/1/46	$2,500	$2,961
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	5,381
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
4.00%, 11/1/45	2,500	2,954
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,227
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/43	7,895	9,417
4.00%, 2/1/46	8,950	10,617
New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	592
New York G.O. Unlimited Bonds, Series E-1,
4.00%, 3/1/42	2,500	2,884
New York G.O. Unlimited Bonds, Series F-1, Unrefunded Balance,
5.00%, 3/1/37	80	86
New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,691
New York G.O. Unlimited Bonds, Subseries A-1,
4.75%, 8/1/38	3,500	3,806
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/43	2,000	2,455
New York G.O. Unlimited Refunding Bonds, Series F-1, Prerefunded,
5.00%, 3/1/23(1)	4,920	5,312

TAX-EXEMPT FIXED INCOME FUNDS    98    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
New York – 14.1%continued
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	$165	$166
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/33	1,000	1,269
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,164
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	787
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	4,500	5,679
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	3,147
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/50	2,500	4,065
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	6,700	8,723
5.25%, 3/15/38	5,000	6,418
5.25%, 3/15/39	2,500	3,207
4.00%, 3/15/47	15,000	17,840
5.00%, 3/15/49	5,000	6,457
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/47	5,000	5,911
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
New York – 14.1%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/35	$1,000	$1,049
3.25%, 3/15/36	5,035	5,286
New York State Dormitory Authority State Personal Income Taxable Revenue Bonds,
2.15%, 3/15/31	3,500	3,544
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,393
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	4,924
New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	7,223
New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,
5.00%, 8/15/37	1,200	1,493
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	5,620
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds, New York City Municipal Water,
4.00%, 6/15/45	2,000	2,361
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	1,084
New York State Power Authority Revenue Refunding Bonds, Series A,
4.00%, 11/15/45	3,000	3,586

NORTHERN FUNDS QUARTERLY REPORT     99    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
New York – 14.1%continued
New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,
4.00%, 1/1/45	$2,000	$2,332
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	56
New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,794
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	735
New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	3,000	3,221
New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,675
New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
1.82%, 8/1/30	2,000	1,987
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 217,
5.00%, 11/1/44	2,000	2,536
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,354
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,262
Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,
5.00%, 10/15/31	500	577
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
New York – 14.1%continued
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
4.00%, 9/1/40	$1,250	$1,485
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,962
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	3,134
5.00%, 12/15/40	1,000	1,254
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,882
Westchester County G.O. Limited Bonds, Series A,
4.00%, 12/1/29	625	736
		280,779
North Carolina – 1.2%
Charlotte Airport Revenue Bonds (AMT), Charlotte Douglas International,
4.00%, 7/1/39	1,255	1,465
Charlotte COPS, Series B,
3.00%, 6/1/22	725	727
Charlotte Refunding COPS, Convention Facility Project,
4.00%, 6/1/49	3,000	3,535
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Atrium Health Obligation Group,
5.00%, 12/1/31(2) (3) (4)	4,000	5,466
North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,000	1,213
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,190

TAX-EXEMPT FIXED INCOME FUNDS    100    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
North Carolina – 1.2%continued
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	$1,000	$1,047
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	629
4.00%, 1/1/55	500	580
University of North Carolina at Chapel Hill Hospital Revenue Bonds, University of North Carolina Hospital,
5.00%, 2/1/49	1,000	1,567
Western Carolina University Revenue Bonds, Series B,
4.00%, 4/1/45	1,000	1,178
		23,597
Ohio – 1.4%
Franklin City School District G.O. Unlimited Bonds, Series A (School District Credit Program),
3.00%, 11/1/50	5,000	5,380
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project,
5.00%, 11/15/49	3,500	5,457
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	257
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,168
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series C,
4.00%, 8/1/21	2,080	2,087
Ohio Turnpike & Infrastructure Commission Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/23(1)	10,000	10,774
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Ohio – 1.4%continued
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	$2,000	$2,100
		27,223
Oklahoma – 0.1%
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	2,000	2,298
Oregon – 1.1%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(6)	7,500	4,170
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(6)	1,000	614
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
4.00%, 8/15/45	1,000	1,184
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 11/15/24(1)	1,100	1,274
Oregon State G.O. Unlimited Bonds, Article XI-M and XI-N Seismic Grant Program,
5.00%, 6/1/30	1,005	1,347
Oregon State Health & Science University Revenue Refunding Bonds, Series A,
4.00%, 7/1/44	1,000	1,172
Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,441
Oregon State Taxable G.O. Unlimited Refunding Bonds, Series I, Higher Education,
1.48%, 8/1/28	1,150	1,154

NORTHERN FUNDS QUARTERLY REPORT     101    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Oregon – 1.1%continued
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	$2,010	$2,531
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	4,383
Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,463
		22,733
Pennsylvania – 1.9%
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	5,000	5,737
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	956
5.00%, 5/1/35	865	1,006
Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,249
Monroe County G.O. Unlimited, Series A,
4.00%, 7/15/33	2,000	2,433
Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 3/15/35	2,500	2,798
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	6,301
Pennsylvania State Housing Finance Agency SFM Social Revenue Bonds, Series 135A,
2.50%, 10/1/50	6,000	6,036
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	3,092
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Pennsylvania – 1.9%continued
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	$2,000	$2,475
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
12/1/46(9)	1,700	2,207
Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 3/1/43	1,500	1,776
Upper Merion Area School District G.O. Limited Bonds (State Aid Withholding),
4.00%, 9/1/49	1,100	1,290
		37,356
Rhode Island – 0.4%
Rhode Island Infrastructure Bank Municipal Road & Bridge Revolving Fund Revenue Bonds, Series A,
5.00%, 10/1/29	1,430	1,853
Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	6,124
		7,977
South Carolina – 2.0%
Charleston County School District G.O. Unlimited BANS, Series C, Phase V (SCSDE Insured),
4.00%, 5/11/22	10,000	10,337
Florence County G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 6/1/23	5,605	6,121
Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(2) (3) (4)	2,000	2,171
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	5,750	6,707
South Carolina State Jobs-EDA Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health,
4.00%, 12/1/44	2,000	2,374

TAX-EXEMPT FIXED INCOME FUNDS    102    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
South Carolina – 2.0%continued
South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 0.51%, 10/1/22(2) (4)	$9,900	$9,904
University of South Carolina Higher Education Revenue Bonds, Series A, Campus Village Project,
5.00%, 5/1/46	2,000	2,587
		40,201
Tennessee – 1.0%
Metropolitan Government Nashville & Davidson County Electric Revenue Bonds, Series A,
5.00%, 5/15/46	2,485	3,259
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	1,500	1,827
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
4.00%, 7/1/49	2,000	2,304
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(2) (3) (4)	10,000	11,998
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	105	109
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	165	174
		19,671
Texas – 10.3%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	593
Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	750	869
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Texas – 10.3%continued
Central Texas Regional Mobility Authority Revenue Bonds, Series B,
4.00%, 1/1/51	$650	$760
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/31	3,425	4,080
Fort Bend County Toll Road Senior Lien Revenue Bonds (BAM Insured),
3/1/46(9)	1,000	1,079
3/1/51(9)	1,500	1,605
Godley Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
2/15/51(9)	5,125	5,482
Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3) (4)	2,500	2,501
Houston Airport System Subordinate Revenue Bonds, Series A (AMT),
4.00%, 7/1/47	2,000	2,326
Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,697
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	3,180
North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,734
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	2,500	3,080
Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.),
4.00%, 6/1/30	4,390	4,545
Pflugerville Independent School District Tax School Building G.O. Unlimited Bonds, Series 2014 (PSF, Gtd.),
4.00%, 2/15/33	5,000	5,489
Plano City Waterworks and Sewer System Revenue Bonds,
5.00%, 5/1/29	1,155	1,506

NORTHERN FUNDS QUARTERLY REPORT     103    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Texas – 10.3%continued
San Antonio Taxable G.O. Limited Refunding Bonds,
1.64%, 2/1/30	$5,000	$5,001
San Antonio Water Revenue Refunding Bonds, Junior Lien, Series A,
5/15/46(9)	3,000	3,897
Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),
3.38%, 9/1/39	2,730	2,957
Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission, Prerefunded,
5.00%, 10/1/24(1)	5,000	5,761
Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	1,000	1,180
Texas State TRANS,
4.00%, 8/26/21	135,000	135,811
Texas State Water Development Board TRB, Series B,
3.03%, 10/15/39	750	780
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,605
University of Texas University Revenue Refunding Bonds, Series A,
3.50%, 8/15/50	1,850	2,348
		204,866
Utah – 0.6%
Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
3.00%, 6/1/30	3,330	3,596
Park City Sales TRB,
4.00%, 12/15/31	2,200	2,652
Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	600
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,591
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Utah – 0.6%continued
University of Utah Revenue Bonds, Series A,
5.00%, 8/1/44	$2,000	$2,483
		12,922
Virginia – 1.5%
Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,
4.00%, 7/1/45	2,000	2,363
Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/29	5,000	6,651
Norfolk G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 10/1/26(1)	500	615
Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(1)	500	530
Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,
5.00%, 7/1/47	3,500	5,397
Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.50%, 2/1/23(1)	5,000	5,343
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/37	2,000	2,065
Virginia State HDA Revenue Bonds, Series D,
2.40%, 5/1/51	4,000	3,943
Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	3,000	3,140
		30,047
Washington – 1.9%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, Series S-1,
5.00%, 11/1/46	2,500	3,849

TAX-EXEMPT FIXED INCOME FUNDS    104    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Washington – 1.9%continued
Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue Refunding & Improvement Bonds, Series S-1, Green Bonds,
5.00%, 11/1/50	$5,000	$5,810
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/22	3,250	3,409
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	659
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,761
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	2,230	2,809
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,652
Washington State Housing Finance Commission SFM Revenue Refunding Bonds,
3.70%, 12/1/34	20	21
Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	1,000	1,166
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	2,000	2,225
Washington State Refunding COPS, Series B,
5.00%, 7/1/39	2,575	3,432
Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,514
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,895
		38,202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
West Virginia – 0.8%
Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
4.00%, 5/1/50	$5,000	$5,820
West Virginia State Parkways Authority Turnpike Toll Senior Lien Revenue Bonds,
5.00%, 6/1/47	2,500	3,237
West Virginia State University Revenue Bonds, Series A, West Virginia University Project,
5.00%, 10/1/42	5,500	7,282
		16,339
Wisconsin – 1.0%
PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/46	750	868
PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	2,681
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	4,000	4,681
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	3,000	3,569
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Children's Hospital of Wisconsin,
3.00%, 8/15/50	1,000	1,068
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,214
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,584
Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,594

NORTHERN FUNDS QUARTERLY REPORT     105    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 87.5%continued
Wisconsin – 1.0%continued
Wisconsin State Taxable G.O. Unlimited Refunding Bonds, Series 3,
0.80%, 5/1/26	$1,500	$1,485
		19,744
Total Municipal Bonds
(Cost $1,673,910)		1,743,629

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(11) (12)	170,358,700	$170,359
Total Investment Companies
(Cost $170,359)		170,359

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 6.3%
Anchorage G.O. Unlimited TANS, 1.50%, 12/15/21	$2,250	$2,264
Baltimore County G.O. Unlimited BANS, 4.00%, 3/23/22	9,000	9,255
Charleston County School District G.O. Unlimited BANS, Series A (SCSDE Insured), 5.00%, 11/16/21	10,000	10,185
Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 0.02%, 7/8/21(2) (4) (13)	4,535	4,535
Jersey City G.O. Unlimited BANS, Series A, 1.50%, 1/12/22	5,000	5,038
Los Angeles County Schools Pooled Financing Program COPS, Series B-1, 2.00%, 12/30/21	10,000	10,094
Los Angeles TRANS, 4.00%, 6/23/22	25,000	25,948
Nassau County G.O. Limited RANS, Series A, 2.00%, 12/10/21	10,000	10,083
Nassau County G.O. Limited TANS, Series A, 2.00%, 9/15/21	15,000	15,059
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 6.3%continued
New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 0.03%, 7/1/21(2) (4) (13)	$4,500	$4,500
Utah County Hospital Revenue Bonds, Series C, IHC Health Services, Inc., 0.01%, 7/1/21(2) (4) (13)	3,210	3,210
Westchester County G.O. Limited TANS, Series B, 2.00%, 10/18/21	25,000	25,140
Total Short-Term Investments
(Cost $125,308)		125,311

Total Investments – 102.4%
(Cost $1,972,077)		2,041,745
Liabilities less Other Assets – (2.4%)		(48,776)
NET ASSETS – 100.0%		$1,992,969

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(6)	Zero coupon bond.
(7)	Discount rate at the time of purchase.
(8)	Step coupon bond. Rate as of June 30, 2021 is disclosed.
(9)	When-Issued Security. Coupon rate is not in effect at June 30, 2021.
(10)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of June 30, 2021 is disclosed.
(13)	Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

TAX-EXEMPT FIXED INCOME FUNDS    106    NORTHERN FUNDS QUARTERLY REPORT

June 30, 2021 (UNAUDITED)

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

CSCDA - California Statewide Communities Development Authority

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

VA - Veterans Affairs
Percentages shown are based on Net Assets.
At June 30, 2021, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Airport	5.5%
General	25.4
General Obligation	13.2
Higher Education	7.8
Medical	6.0
Power	5.0
School District	6.5
Short-Term Investments	8.5
Transportation	8.1
Water	7.5
All other sectors less than 5%	8.9
Total Investments	102.4
Liabilities less Other Assets	(2.4)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT     107    TAX-EXEMPT FIXED INCOME FUNDS

Schedule of Investments
TAX-EXEMPT FUND continued	June 30, 2021 (UNAUDITED)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of June 30, 2021:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—	$2,446	$—	$2,446
Municipal Bonds(1)	—	1,743,629	—	1,743,629
Investment Companies	170,359	—	—	170,359
Short-Term Investments	—	125,311	—	125,311
Total Investments	$170,359	$1,871,386	$—	$2,041,745

(1)	Classifications as defined in the Schedule of Investments.

Transactions in affiliated investments for the three months ended June 30, 2021, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
Northern Institutional Funds - U.S. Government Portfolio (Shares)	$147,184	$256,015	$232,840	$—	$170,359	170,358,700
TAX-EXEMPT FIXED INCOME FUNDS    108    NORTHERN FUNDS QUARTERLY REPORT